UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07705
Virtus Asset Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Ceredex Large-Cap Value Equity Fund
Class A / SVIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$67	1.24%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8117
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class I / STVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$48	0.89%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8119
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class R6 / STVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$39	0.72%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$276,785
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Information Technology	21%
Financials	17
Industrials	15
Health Care	11
Consumer Discretionary	7
Energy	6
Communication Services	6
Other	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8120
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class A / SAMVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$72	1.30%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8121
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class C / SMVFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$98	1.76%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8122
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class I / SMVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$55	0.99%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8123
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class R6 / SMVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$44	0.79%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,335,748
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Industrials	24%
Information Technology	17
Materials	10
Financials	9
Real Estate	8
Health Care	7
Utilities	7
Other (includes securities lending collateral)	18
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8124
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class A / SASVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$78	1.41%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8125
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class I / SCETX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$45	0.82%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8127
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class R6 / VVERX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$43	0.77%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$110,239
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Financials	24%
Industrials	22
Information Technology	13
Real Estate	9
Consumer Discretionary	8
Energy	7
Utilities	6
Other	11
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8128
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Newfleet Intermediate Municipal Bond Fund
Class A / SISIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Intermediate Municipal Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Intermediate Municipal Bond Fund Class A / SISIX	$40	0.80%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$177,965
Total number of portfolio holdings	124
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Municipal Bonds	95%
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8337
Virtus Newfleet Intermediate Municipal Bond Fund

Virtus Newfleet Intermediate Municipal Bond Fund
Class I / STTBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Intermediate Municipal Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Intermediate Municipal Bond Fund Class I / STTBX	$33	0.66%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$177,965
Total number of portfolio holdings	124
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Municipal Bonds	95%
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8338
Virtus Newfleet Intermediate Municipal Bond Fund

Virtus Seix Core Bond Fund
Class A / STGIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8321
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class I / STIGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8322
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class R6 / STGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$113,806
Total number of portfolio holdings	147
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
U.S. Government Securities		45%
Mortgage-Backed Securities		31
Agency	31
Corporate Bonds and Notes		19
Financials	8
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		5
Automobiles	2
Credit Card	2
Other	1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8323
Virtus Seix Core Bond Fund

Virtus Seix Floating Rate High Income Fund
Class A / SFRAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$48	0.96%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8328
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class C / SFRCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$77	1.54%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8329
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class I / SAMBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8330
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class R6 / SFRZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.54%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,150,542
Total number of portfolio holdings	262
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Leveraged Loans		90%
Financials	14
Information Technology	9
Service	8
Chemicals	7
Gaming / Leisure	6
Aerospace	5
Energy	4
All other Leveraged Loans	37
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Other (includes short-term investment)		5
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8331
Virtus Seix Floating Rate High Income Fund

Virtus Seix High Yield Fund
Class A / HYPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8334
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class I / SAMHX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8335
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class R6 / HYIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$26	0.53%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$411,000
Total number of portfolio holdings	222
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	35
Consumer Discretionary	13
Energy	10
Materials	9
Industrials	7
Communication Services	6
Health Care	6
All other Corporate Bonds and Notes	10
Other (includes securities lending collateral)		4
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8336
Virtus Seix High Yield Fund

Virtus Seix Total Return Bond Fund
Class A / CBPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8343
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class I / SAMFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8344
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class R6 / SAMZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$15	0.31%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$78,214
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
U.S. Government Securities		42%
Mortgage-Backed Securities		33
Agency	33
Corporate Bonds and Notes		19
Financials	7
Industrials	4
Utilities	2
All other Corporate Bonds and Notes	6
Asset-Backed Securities		6
Other	2
Automobiles	2
Credit Card	2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8345
Virtus Seix Total Return Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A / SSAGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$32	0.65%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8346
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I / SIGVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8347
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6 / SIGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$410,366
Total number of portfolio holdings	167
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Mortgage-Backed Securities		98%
Agency	98
U.S. Government Securities		2
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8348
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus SGA International Growth Fund
Class A / SCIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$63	1.30%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8357
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class I / STITX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$51	1.05%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8359
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class R6 / SCIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$46	0.95%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$228,906
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	17
Financials	15
Consumer Discretionary	11
Consumer Staples	7
Materials	4
Other	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8360
Virtus SGA International Growth Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class A / STCIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$52	1.03%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8367
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class I / STCAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$34	0.67%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8368
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class R6 / STCZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$31	0.62%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$251,013
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Information Technology	49%
Communication Services	20
Industrials	8
Health Care	7
Consumer Discretionary	7
Financials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8369
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class A / SAGAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$64	1.25%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8395
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class I / SCATX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$51	1.00%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8396
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class R6 / VZGRX
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$46	0.90%
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$386,340
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	40%
Industrials	24
Consumer Discretionary	18
Communication Services	9
Health Care	7
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8397
Virtus Zevenbergen Innovative Growth Stock Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST
June 30, 2026

Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus Newfleet Intermediate Municipal Bond Fund (f/k/a: Virtus Seix Investment Grade Tax-Exempt Bond Fund)
Virtus Seix Core Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Assured Guaranty (“AG”)
Assured Guaranty operates as an insurance firm. The Company provides municipal bond insurance and financial guarantees for infrastructure and structured financings, as well as institutional asset management services.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2026
Refinitiv USD IBOR Consumer Cash Fallbacks (“RFUCCT”)
Refinitiv USD IBOR Cash Fallbacks are a set of benchmark rates published by Refinitiv to facilitate the transition away from US Dollar LIBOR (“London Interbank Offered Rate”). These fallbacks are designed to replace LIBOR in financial contracts, using SOFR as the underlying rate, plus a fixed spread adjustment. They are published for both consumer and institutional products, and are based on the recommendations of the Alternative Reference Rates Committee.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.9%
Communication Services—5.7%
Alphabet, Inc. Class C	22,475	$7,941
Meta Platforms, Inc. Class A	6,929	3,903
T-Mobile US, Inc.	22,928	3,846
		15,690

Consumer Discretionary—6.5%
Ford Motor Co.	147,871	2,055
Home Depot, Inc. (The)	16,805	5,927
McDonald’s Corp.	10,315	2,788
Starbucks Corp.	42,510	4,344
Toll Brothers, Inc.	17,861	2,943
		18,057

Consumer Staples—5.0%
Mondelez International, Inc. Class A	87,875	5,083
Procter & Gamble Co. (The)	40,932	6,002
Target Corp.	21,029	2,747
		13,832

Energy—6.0%
Chevron Corp.	29,175	4,836
Expand Energy Corp.	41,962	3,826
SLB Ltd.	92,505	4,301
Valero Energy Corp.	13,676	3,562
		16,525

Financials—16.3%
Capital One Financial Corp.	22,679	4,550
Gallagher (Arthur J.) & Co.	20,724	4,758
Huntington Bancshares, Inc.	310,029	5,497
JPMorgan Chase & Co.	26,772	8,763
KeyCorp	248,237	5,722
LPL Financial Holdings, Inc.	15,894	4,477
Moody’s Corp.	6,111	2,768
Progressive Corp. (The)	26,776	5,849
State Street Corp.	16,224	2,751
		45,135

Health Care—10.9%
Elevance Health, Inc.	12,779	4,942
Merck & Co., Inc.	50,892	6,540
Quest Diagnostics, Inc.	23,059	4,887
Regeneron Pharmaceuticals, Inc.	6,419	4,003
STERIS plc	18,417	3,878
Thermo Fisher Scientific, Inc.	11,629	5,830
		30,080

Industrials—14.7%
Ferguson Enterprises, Inc.	17,439	4,139
Flowserve Corp.	53,757	3,987
General Electric Co.	9,547	3,568
ITT, Inc.	23,782	4,703
Knight-Swift Transportation Holdings, Inc. Class A	53,353	4,154
L3Harris Technologies, Inc.	11,677	3,393
Regal Rexnord Corp.	23,782	5,665
Rockwell Automation, Inc.	5,668	2,806
	Shares	Value

Industrials—continued
Union Pacific Corp.	12,791	$3,479
Vertiv Holdings Co. Class A	13,876	4,646
		40,540

Information Technology—20.0%
Apple, Inc.	46,309	13,400
Applied Materials, Inc.	7,085	5,122
GlobalFoundries, Inc.	55,442	4,569
Jabil, Inc.	10,812	4,168
Microsoft Corp.	22,363	8,341
Nokia Oyj Sponsored ADR	342,191	4,544
Qnity Electronics, Inc.	22,312	3,644
STMicroelectronics N.V. Registered Shares	37,240	2,789
TD SYNNEX Corp.	11,841	3,166
Teradyne, Inc.	5,918	2,863
Western Digital Corp.	4,244	2,711
		55,317

Materials—4.3%
Franco-Nevada Corp.(1)	11,317	2,359
International Paper Co.	153,187	5,837
Vulcan Materials Co.	12,641	3,729
		11,925

Real Estate—3.3%
Equinix, Inc.	3,940	4,107
Mid-America Apartment Communities, Inc.	36,817	5,115
		9,222

Utilities—4.2%
Ameren Corp.	54,078	6,113
American Electric Power Co., Inc.	41,001	5,609
		11,722

Total Common Stocks (Identified Cost $228,858)		268,045

Total Long-Term Investments—96.9% (Identified Cost $228,858)		268,045

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(2)(3)	1,977,527	1,978
Total Securities Lending Collateral (Identified Cost $1,978)		1,978

TOTAL INVESTMENTS—97.6% (Identified Cost $230,836)		$270,023
Other assets and liabilities, net—2.4%		6,762
NET ASSETS—100.0%		$276,785

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	93%
Cayman Islands	2
Finland	2
Curaçao	1
Netherlands	1
Canada	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$268,045	$268,045
Securities Lending Collateral	1,978	1,978
Total Investments	$270,023	$270,023
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.4%
Communication Services—1.7%
TKO Group Holdings, Inc. Class A	115,000	$23,151
Consumer Discretionary—6.0%
Dick’s Sporting Goods, Inc.	83,200	18,870
Ford Motor Co.	1,430,000	19,877
Somnigroup International, Inc.	270,000	21,168
Toll Brothers, Inc.	125,000	20,594
		80,509

Consumer Staples—2.9%
Casey’s General Stores, Inc.	25,000	19,870
Constellation Brands, Inc. Class A	140,000	19,472
		39,342

Energy—5.5%
EQT Corp.	365,000	19,407
Ovintiv, Inc.	350,000	18,427
Phillips 66	95,200	16,094
SLB Ltd.	415,000	19,293
		73,221

Financials—8.5%
American International Group, Inc.	260,000	19,378
Citizens Financial Group, Inc.	315,000	22,073
Evercore, Inc. Class A	68,000	23,218
Gallagher (Arthur J.) & Co.	110,000	25,252
Huntington Bancshares, Inc.	1,300,000	23,049
		112,970

Health Care—6.9%
Agilent Technologies, Inc.	165,000	21,917
Cardinal Health, Inc.	105,000	24,943
Elevance Health, Inc.	60,000	23,204
Regeneron Pharmaceuticals, Inc.	35,000	21,824
		91,888

Industrials—23.3%
BWX Technologies, Inc.	100,000	19,465
Crane Co.	95,000	21,192
Donaldson Co., Inc.	225,000	20,198
Dover Corp.	100,000	22,428
EMCOR Group, Inc.	25,000	20,747
Esab Corp.	200,000	19,726
Ferguson Enterprises, Inc.	90,000	21,360
ITT, Inc.	112,000	22,149
Knight-Swift Transportation Holdings, Inc. Class A	215,000	16,742
L3Harris Technologies, Inc.	84,500	24,554
nVent Electric plc	142,000	24,085
Southwest Airlines Co.	337,600	17,359
Sunbelt Rentals Holdings, Inc.	230,000	17,206
Waste Management, Inc.	103,000	22,957
Woodward, Inc.	50,000	21,272
		311,440

Information Technology—16.5%
Advanced Energy Industries, Inc.	55,000	20,508
	Shares	Value

Information Technology—continued
Entegris, Inc.	130,000	$23,382
GlobalFoundries, Inc.	270,000	22,251
Jabil, Inc.	57,000	21,972
MKS, Inc.	50,000	22,240
Nokia Oyj Sponsored ADR	1,520,000	20,186
Silicon Motion Technology Corp. ADR	65,000	21,666
STMicroelectronics N.V. Registered Shares	300,000	22,467
TD SYNNEX Corp.	78,800	21,066
Teradyne, Inc.	50,000	24,192
		219,930

Materials—9.6%
Franco-Nevada Corp.(1)	102,800	21,428
International Paper Co.	436,800	16,642
Sensient Technologies Corp.	195,000	24,041
Sherwin-Williams Co. (The)	58,100	20,005
Solstice Advanced Materials, Inc.	270,000	23,922
Vulcan Materials Co.	75,000	22,126
		128,164

Real Estate—7.8%
Digital Realty Trust, Inc.	126,100	22,645
EastGroup Properties, Inc.	100,000	20,253
Extra Space Storage, Inc.	135,000	19,616
Mid-America Apartment Communities, Inc.	150,000	20,841
Ventas, Inc.	240,000	21,312
		104,667

Utilities—6.7%
American Electric Power Co., Inc.	175,000	23,942
CenterPoint Energy, Inc.	520,000	22,901
Entergy Corp.	200,000	22,972
NiSource, Inc.	400,000	19,020
		88,835

Total Common Stocks (Identified Cost $1,110,374)		1,274,117

Total Long-Term Investments—95.4% (Identified Cost $1,110,374)		1,274,117

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(2)(3)	6,668,596	6,669
Total Securities Lending Collateral (Identified Cost $6,669)		6,669

TOTAL INVESTMENTS—95.9% (Identified Cost $1,117,043)		$1,280,786
Other assets and liabilities, net—4.1%		54,962
NET ASSETS—100.0%		$1,335,748

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Ireland	2
Netherlands	2
Canada	2
Finland	2
Curaçao	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,274,117	$1,274,117
Securities Lending Collateral	6,669	6,669
Total Investments	$1,280,786	$1,280,786
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.0%
Consumer Discretionary—7.4%
Academy Sports & Outdoors, Inc.	24,000	$1,131
Acushnet Holdings Corp.	7,200	853
Advance Auto Parts, Inc.	14,150	880
Autoliv, Inc.	8,200	953
Meritage Homes Corp.	18,400	1,543
Vail Resorts, Inc.	9,400	1,280
Wingstop, Inc.	8,800	1,526
		8,166

Consumer Staples—2.0%
Utz Brands, Inc.	145,400	1,120
WD-40 Co.	4,550	1,108
		2,228

Energy—6.9%
DT Midstream, Inc.	9,300	1,365
Matador Resources Co.	22,900	1,140
Murphy Oil Corp.	37,800	1,231
NOV, Inc.	64,000	1,187
Range Resources Corp.	32,700	1,216
Solaris Energy Infrastructure, Inc. Class A	18,600	1,496
		7,635

Financials—22.5%
Ally Financial, Inc.	24,150	1,110
Axis Capital Holdings Ltd.	12,950	1,391
Banner Corp.	20,500	1,362
Columbia Banking System, Inc.	50,150	1,607
Cullen/Frost Bankers, Inc.	9,950	1,537
Evercore, Inc. Class A	3,700	1,263
Flagstar Bank NA	108,750	1,625
FNB Corp.	80,900	1,544
Glacier Bancorp, Inc.	31,650	1,633
NBT Bancorp, Inc.	33,650	1,661
Perella Weinberg Partners Class A	66,800	1,066
Ryan Specialty Holdings, Inc. Class A	37,300	1,408
Seacoast Banking Corp. of Florida	49,350	1,641
Southstate Bank Corp.	15,750	1,573
StepStone Group, Inc. Class A	25,400	1,051
UMB Financial Corp.	12,150	1,735
Wintrust Financial Corp.	9,750	1,567
		24,774

Health Care—4.0%
Bio-Techne Corp.	15,900	1,123
Bruker Corp.	25,600	1,541
Concentra Group Holdings Parent, Inc.	56,100	1,669
		4,333

Industrials—21.3%
Arcosa, Inc.	7,600	1,104
Crane Co.	5,250	1,171
Donaldson Co., Inc.	13,750	1,234
EnerSys	6,100	1,426
Enpro, Inc.	3,900	1,470
Esab Corp.	16,700	1,647
ESCO Technologies, Inc.	3,250	1,138
	Shares	Value

Industrials—continued
Flowserve Corp.	14,950	$1,109
Franklin Electric Co., Inc.	14,400	1,544
Helios Technologies, Inc.	14,750	1,316
Herc Holdings, Inc.	7,700	1,104
Hexcel Corp.	16,100	1,611
Louisiana-Pacific Corp.	16,000	1,259
MSC Industrial Direct Co., Inc. Class A	9,350	1,112
Schneider National, Inc. Class B	29,600	1,081
Sensata Technologies Holding plc	35,200	1,680
Simpson Manufacturing Co., Inc.	5,600	1,172
Timken Co. (The)	8,550	1,243
		23,421

Information Technology—12.1%
A10 Networks, Inc.	47,500	1,774
Advanced Energy Industries, Inc.	4,450	1,659
Avnet, Inc.	18,500	1,643
Belden, Inc.	14,700	1,763
Kulicke & Soffa Industries, Inc.	13,300	1,779
Littelfuse, Inc.	3,450	1,571
Power Integrations, Inc.	19,350	1,621
Vishay Intertechnology, Inc.	29,000	1,560
		13,370

Materials—5.3%
Element Solutions, Inc.	29,200	1,394
Hudbay Minerals, Inc.	63,100	1,490
Scotts Miracle-Gro Co. (The)	21,100	1,437
Sensient Technologies Corp.	12,250	1,511
		5,832

Real Estate—8.2%
Agree Realty Corp.	16,650	1,261
Alexandria Real Estate Equities, Inc.	22,550	1,192
Brixmor Property Group, Inc.	38,700	1,220
Camden Property Trust	9,850	1,128
CubeSmart	33,250	1,322
EastGroup Properties, Inc.	6,100	1,236
Janus Living, Inc. Class A	58,800	1,690
		9,049

Utilities—5.3%
Black Hills Corp.	15,800	1,175
IDACORP, Inc.	11,050	1,672
OGE Energy Corp.	32,200	1,567
See Notes to Financial Statements

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

	Utilities—continued
Pinnacle West Capital Corp.	13,550	$1,450
		5,864

	Total Common Stocks (Identified Cost $80,870)	104,672

	Total Long-Term Investments—95.0% (Identified Cost $80,870)	104,672

	TOTAL INVESTMENTS—95.0% (Identified Cost $80,870)	$104,672
	Other assets and liabilities, net—5.0%	5,567
	NET ASSETS—100.0%	$110,239

Abbreviations:
NA	National Association
plc	Public Limited Company
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$104,672	$104,672
Total Investments	$104,672	$104,672
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—91.9%
Alabama—1.3%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$2,250	$2,403
California—3.2%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/27	100	102
5.000%, 6/1/28	100	104
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project Revenue, Series B 5.000%, 6/30/32	2,500	2,692
California State Public Works Board, Various Capital Project Revenue, Series A
5.000%, 9/1/38	1,250	1,434
5.000%, 9/1/47	1,250	1,357
		5,689

Colorado—4.7%
Board of Governors of Colorado State University System, System Enterprise Revenue, Series C 5.000%, 3/1/36	1,360	1,554
City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,105
City of Colorado Springs, Utilities System Revenue, Series B 5.000%, 11/15/43	1,180	1,307
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	800	853
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,470	1,530
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	908
5.000%, 7/15/27	1,025	1,043
		8,300

Connecticut—1.4%
State of Connecticut, General Obligation, Series B
5.000%, 12/1/29	755	815
5.000%, 12/1/34	1,500	1,726
		2,541

Florida—9.6%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	230
City of Jacksonville, General Fund Revenue 5.000%, 10/1/37	1,155	1,307
City of Palm Coast, Utility Revenue, 5.000%, 10/1/46	2,100	2,258
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	500
	Par Value	Value

Florida—continued
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	$750	$727
3.000%, 10/1/33	750	721
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	2,500	2,694
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,644
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	2,680	3,055
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AG Insured) 5.750%, 9/1/54	250	270
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	935	937
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	1,685	1,783
		17,126

Georgia—4.4%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,900	2,158
City of Atlanta, Water & Wastewater Revenue, 5.000%, 11/1/39	2,875	3,285
City of Columbus Water & Sewerage Revenue, 5.000%, 5/1/31	125	139
Jackson County School District, General Obligation State AID Withholding 5.000%, 3/1/35	2,000	2,321
		7,903

Illinois—4.1%
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AG Insured) 5.250%, 1/1/40	2,650	2,889
Series B (AG Insured) 5.000%, 1/1/38	1,000	1,082
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	900	990
Cook County School District No. 78 Rosemont, General Obligation (AG Insured) 5.000%, 12/1/38	1,000	1,060
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,266
		7,287

Indiana—3.6%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,738
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	541
See Notes to Financial Statements

Newfleet Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Indiana—continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	$3,870	$4,190
		6,469

Kentucky—0.4%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	700	739
Louisiana—2.9%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	1,240	1,413
Series E 5.000%, 9/1/27	1,000	1,030
Series E 5.000%, 9/1/31	2,400	2,658
		5,101

Maryland—1.5%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,631
Massachusetts—1.7%
Commonwealth of Massachusetts, General Obligation, Series E 5.000%, 8/1/41	1,015	1,138
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Senior Bond, Series B 5.000%, 7/1/40	1,000	1,132
Series B 5.000%, 7/1/38	250	286
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	509
		3,065

Michigan—0.3%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	501
Minnesota—1.4%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,177
(SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,232
		2,409

Mississippi—1.8%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,128
	Par Value	Value

Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	$1,000	$1,035
New Jersey—3.8%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	2,120	2,416
Series AA 5.250%, 6/15/41	3,000	3,341
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	259
5.000%, 6/1/32	250	259
5.000%, 6/1/33	250	259
5.000%, 6/1/34	250	259
		6,793

New York—11.1%
Battery Park City Authority, Miscellaneous Revenue
5.000%, 11/1/43	1,615	1,825
5.000%, 11/1/50	1,540	1,652
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AG Insured) 3.000%, 1/1/36	250	240
(AG Insured) 3.000%, 1/1/37	100	94
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	1,500	1,582
Series DD 5.000%, 6/15/38	1,000	1,176
Series DD 5.000%, 6/15/46	1,000	1,083
Series EE 5.000%, 6/15/45	1,445	1,481
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 5/1/45	3,000	3,199
Series G-1 5.000%, 5/1/42	560	611
Series H-1 5.500%, 11/1/51	480	523
New York State Dormitory Authority, Series A 5.000%, 3/15/27	1,130	1,150
New York Transportation Development Corp., Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	279
Port Authority of New York & New Jersey (AMT)
5.000%, 10/15/30	1,000	1,082
5.000%, 10/15/31	1,130	1,237
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Bond Anticipation Notes Revenue, Series A-2 5.000%, 2/1/29	500	532
Utility Debt Securitization Authority Revenue, Series TE-2
5.000%, 12/15/38	1,005	1,172
See Notes to Financial Statements

Newfleet Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

New York—continued
5.000%, 12/15/41	$750	$860
		19,778

Ohio—1.5%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	440
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	1,000	1,057
State of Ohio, General Obligation, Series A 5.000%, 3/1/43	1,000	1,118
		2,615

Oklahoma—1.1%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	1,800	1,977
Oregon—1.0%
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	750
5.000%, 7/1/30	1,000	1,010
		1,760

Pennsylvania—8.7%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	6,855	7,638
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	404
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	816
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series
5.000%, 12/1/38	2,325	2,556
5.000%, 12/1/39	1,000	1,097
5.000%, 12/1/40	1,000	1,092
Pennsylvania Turnpike Commission, Highway Toll Revenue, Series B
5.250%, 12/1/41	1,000	1,104
5.250%, 12/1/52	750	789
		15,496

South Carolina—1.4%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,106
South Carolina Public Service Authority, Santee Cooper Revenue, Series B
5.000%, 12/1/41	680	746
5.000%, 12/1/43	545	592
		2,444

	Par Value	Value

Tennessee—0.8%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	$250	$264
5.000%, 7/1/52	250	258
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	549
5.500%, 7/1/41	250	273
		1,344

Texas—16.8%
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien,
Series D 4.000%, 1/1/38	750	758
Series E 5.000%, 1/1/29	500	528
Series E 5.000%, 1/1/30	1,300	1,394
City of Austin Water & Wastewater System Revenue 5.000%, 11/15/47	1,880	2,012
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	6,883
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,552
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,775
Dallas Fort Worth International Airport Revenue, Series C (AMT) 5.000%, 11/1/29	850	904
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	497
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	506
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	1,520	1,669
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	523
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	2,875	3,339
Spring Branch Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/1/29	1,200	1,274
State of Texas, General Obligation 5.000%, 10/1/43	3,500	3,887
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	250	254
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,057
See Notes to Financial Statements

Newfleet Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Texas—continued
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	$1,000	$1,030
		29,853

Utah—0.9%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	1,500	1,669
Virginia—0.3%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	613
Washington—1.5%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/43	1,705	1,898
State of Washington, General Obligation, Series C 5.000%, 8/1/37	750	844
		2,742

Wisconsin—0.1%
Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	249
Total Municipal Bonds (Identified Cost $161,384)		163,660

Total Long-Term Investments—91.9% (Identified Cost $161,384)		163,660

	Shares	Value
Short-Term Investments—4.7%
Money Market Mutual Funds—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(2)	590,293	$590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.505%)(2)	7,726,205	7,726
Total Short-Term Investments (Identified Cost $8,316)		8,316

TOTAL INVESTMENTS—96.6% (Identified Cost $169,700)		$171,976
Other assets and liabilities, net—3.4%		5,989
NET ASSETS—100.0%		$177,965

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
ST INTERCEPT	State Intercept

Footnote Legend:
(1)	At June 30, 2026, 12.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$163,660	$—	$163,660
Money Market Mutual Funds	8,316	8,316	—
Total Investments	$171,976	$8,316	$163,660
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—44.7%
U.S. Treasury Bonds
1.875%, 2/15/51	$12,077	$6,713
4.750%, 2/15/56	2,338	2,271
U.S. Treasury Inflation Indexed Bonds 1.250%, 4/15/31	7,195	6,971
U.S. Treasury Notes
3.500%, 1/15/29	11,349	11,167
4.125%, 6/15/29	6,219	6,213
3.875%, 6/30/30	161	159
3.875%, 3/31/31	7,859	7,747
4.375%, 5/15/36	9,678	9,627
Total U.S. Government Securities (Identified Cost $51,362)		50,868

Mortgage-Backed Securities—30.5%
Agency—30.5%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	106	99
Federal Home Loan Mortgage Corporation
Pool #QA4766 3.500%, 11/1/49	222	201
Pool #QE1443 4.000%, 5/1/52	154	144
Pool #QE1985 4.500%, 5/1/52	203	196
Pool #QE2366 5.000%, 5/1/52	59	59
Pool #QE9908 5.500%, 9/1/52	125	127
Pool #QF3223 5.000%, 11/1/52	91	90
Pool #QF8190 6.000%, 2/1/53	167	172
Pool #QF8551 5.500%, 3/1/53	69	70
Pool #QF8817 6.000%, 3/1/53	142	146
Pool #QG6239 5.000%, 7/1/53	106	105
Pool #QJ5568 6.000%, 9/1/54	753	775
Pool #RA2579 3.000%, 5/1/50	506	441
Pool #RA2622 3.000%, 5/1/50	567	495
Pool #RA6996 2.500%, 3/1/47	315	267
Pool #RA8285 4.500%, 10/1/47	374	362
Pool #SD0164 3.500%, 12/1/49	56	52
Pool #SD1218 4.000%, 7/1/49	2,404	2,280
Pool #SD1618 5.000%, 9/1/52	343	340
Pool #SD3993 5.500%, 9/1/53	832	846
Pool #SD5272 6.000%, 5/1/54	398	412
Pool #SD5983 3.500%, 2/1/48	1,109	1,019
	Par Value	Value

Agency—continued
Pool #SD7310 4.500%, 10/1/53	$3,162	$3,073
Pool #SD7503 3.500%, 8/1/49	714	658
Pool #SD8222 4.000%, 6/1/52	756	708
Pool #SD8246 5.000%, 9/1/52	3,271	3,240
Pool #WN2149 2.050%, 11/1/28	967	919
Pool #ZM5226 3.500%, 12/1/47	147	134
Pool #ZT2423 4.000%, 12/1/48	123	116
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	153	146
Pool #AB3878 4.000%, 11/1/41	175	168
Pool #AB5924 3.000%, 8/1/42	283	254
Pool #BL7779 1.460%, 8/1/30	980	869
Pool #BN4542 4.500%, 2/1/49	58	56
Pool #BV3044 3.000%, 2/1/52	251	222
Pool #BX6188 5.500%, 2/1/53	923	928
Pool #BY8494 5.500%, 8/1/53	116	117
Pool #CB3110 2.500%, 3/1/47	303	257
Pool #FA0011 6.000%, 12/1/54	597	616
Pool #FA4535 5.000%, 2/1/56	722	714
Pool #FA4561 5.500%, 1/1/56	603	611
Pool #FM4735 3.000%, 4/1/47	1,674	1,489
Pool #FM7290 3.000%, 5/1/51	134	119
Pool #FM8210 3.000%, 4/1/50	151	134
Pool #FP0050 3.500%, 10/1/50	1,253	1,139
Pool #FS2249 5.000%, 6/1/52	873	863
Pool #FS2692 5.000%, 8/1/52	383	380
Pool #FS3262 4.000%, 10/1/46	417	404
Pool #FS3687 5.000%, 11/1/52	375	374
Pool #FS7629 5.500%, 4/1/54	2,171	2,197
Pool #FS9909 5.000%, 11/1/54	487	485
Pool #MA4600 3.500%, 5/1/52	184	167
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association
Pool #786795 6.000%, 7/20/53	$1,238	$1,295
Pool #787186 6.000%, 10/20/53	246	254
Pool #787394 5.500%, 5/20/54	410	417
Pool #CR3025 5.500%, 12/20/52	152	155
Pool #CS2411 6.000%, 3/20/53	18	19
Pool #CS5448 6.000%, 1/20/53	258	269
Pool #CS7736 6.000%, 4/20/53	84	87
Pool #MA8151 4.500%, 7/20/52	511	495
Pool #MA8201 4.500%, 8/20/52	525	509
Pool #MA8346 4.000%, 10/20/52	950	896
Pool #MA8347 4.500%, 10/20/52	60	58
Total Mortgage-Backed Securities (Identified Cost $34,872)		34,709

Asset-Backed Securities—5.0%
Automobiles—1.8%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	820	826
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	175	174
Oscar U.S. Funding XVII LLC 2024-2A, A3 144A 4.470%, 3/12/29(1)	705	703
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	395	396
		2,099

Credit Card—1.6%
American Express Credit Account Master Trust
2024-2, A 5.240%, 4/15/31	205	210
2025-5, A 4.510%, 7/15/32	195	196
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	485	480
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	235	230
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	485	485
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	225	223
		1,824

Other—1.6%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	97
	Par Value	Value

Other—continued
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	$540	$542
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	230
Verizon Master Trust
2024-7, A 144A 4.350%, 8/20/32(1)	450	447
2025-4, A 144A 4.760%, 3/21/33(1)	450	454
		1,770

Total Asset-Backed Securities (Identified Cost $5,705)		5,693

Corporate Bonds and Notes—18.6%
Communication Services—0.7%
Alphabet, Inc. 4.100%, 2/15/31	254	249
Space Exploration Technologies Corp. 144A 6.650%, 7/15/56(1)	578	558
		807

Consumer Discretionary—0.9%
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	332	293
Hyundai Capital America 144A 5.700%, 6/26/30(1)	460	472
Tapestry, Inc. 5.500%, 3/11/35	235	237
		1,002

Consumer Staples—1.1%
PepsiCo, Inc. 4.650%, 2/15/53	845	746
Philip Morris International, Inc.
4.875%, 2/13/29	234	236
5.375%, 2/15/33	202	207
		1,189

Energy—1.4%
Boardwalk Pipelines LP
4.450%, 7/15/27	150	150
3.400%, 2/15/31	222	207
BP Capital Markets America, Inc. 4.812%, 2/13/33	324	323
Energy Transfer LP 6.200%, 4/1/55	390	386
Targa Resources Corp. 4.200%, 2/1/33	264	250
Williams Cos., Inc. (The) 3.500%, 10/15/51	327	226
		1,542

Financials—8.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	300	289
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Aircastle Ltd. 144A 5.000%, 5/15/31(1)	$218	$216
Amrize Finance U.S. LLC 5.400%, 4/7/35	238	241
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	279	274
Bank of America Corp.
2.087%, 6/14/29	354	337
2.572%, 10/20/32	512	456
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	345	334
Centerpoint Energy Restoration Bond Co. III LLC Series A-3 4.864%, 12/15/40	270	263
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	340	345
Enact Holdings, Inc. 6.250%, 5/28/29	212	218
Essent Group Ltd. 6.250%, 7/1/29	238	245
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	197	198
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	764	760
JPMorgan Chase & Co. 5.576%, 7/23/36	410	416
Keybank National Association 4.390%, 12/14/27	500	499
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	435	439
PG&E Wildfire Recovery Funding LLC
Series A-2 4.263%, 6/1/38	316	303
Series A-2 4.722%, 6/1/39	390	384
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	368	370
5.423%, 1/25/41	223	219
SCE Recovery Funding LLC 4.453%, 3/15/36	635	621
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	191	191
U.S. Bancorp
5.046%, 2/12/31	164	166
5.678%, 1/23/35	217	224
Wells Fargo & Co.
6.125%(2)	588	595
3.526%, 3/24/28	457	454
3.350%, 3/2/33	273	251
		9,308

Health Care—1.5%
AbbVie, Inc. 4.250%, 11/21/49	550	449
Amgen, Inc.
5.250%, 3/2/33	413	420
5.650%, 3/2/53	221	215
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	701	661
		1,745

	Par Value	Value

Industrials—3.1%
BAE Systems plc 144A 5.300%, 3/26/34(1)	$400	$407
Ferguson Enterprises, Inc. 5.000%, 10/3/34	405	401
GATX Corp. 5.500%, 6/15/35	332	336
Honeywell Aerospace, Inc. 144A 5.732%, 3/16/56(1)	613	613
Hubbell, Inc. 5.150%, 6/15/36	310	309
Owens Corning 5.950%, 6/15/54	265	269
Republic Services, Inc. 5.150%, 3/15/35	239	243
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	262	265
United Parcel Service, Inc. 5.050%, 3/3/53	496	447
Veralto Corp. 5.450%, 9/18/33	254	260
		3,550

Information Technology—0.9%
Amphenol Corp. 3.900%, 11/15/28	305	301
Motorola Solutions, Inc. 5.550%, 8/15/35	287	292
NetApp, Inc. 5.700%, 3/17/35	465	476
		1,069

Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	313	206
Kansas Gas Service Securitization I LLC 5.486%, 8/1/34	361	369
Southern Co. (The) Series A 3.700%, 4/30/30	383	370
		945

Total Corporate Bonds and Notes (Identified Cost $21,289)		21,157

Total Long-Term Investments—98.8% (Identified Cost $113,228)		112,427

TOTAL INVESTMENTS—98.8% (Identified Cost $113,228)		$112,427
Other assets and liabilities, net—1.2%		1,379
NET ASSETS—100.0%		$113,806

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $6,431 or 5.7% of net assets.

(2)	No contractual maturity date.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$50,868	$50,868
Mortgage-Backed Securities	34,709	34,709
Asset-Backed Securities	5,693	5,693
Corporate Bonds and Notes	21,157	21,157
Total Investments	$112,427	$112,427
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—1.4%
Collateralized Loan Obligations—1.4%
Mountain View CLO XVI Ltd. 2022-1A, ERR (3 month Term SOFR + 6.430%, Cap N/A, Floor 6.430%) 144A 10.103%, 3/15/38(1)(2)	$10,975	$10,698
Mountain View CLO XVII Ltd. 2023-1A, D2R (3 month Term SOFR + 4.500%, Cap N/A, Floor 4.500%) 144A 8.173%, 10/15/38(1)(2)	5,110	5,100
		15,798

Total Asset-Backed Securities (Identified Cost $15,885)		15,798

Corporate Bonds and Notes—2.8%
Communication Services—1.0%
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	2,000	1,896
144A 4.250%, 2/1/31(1)	2,000	1,801
Discovery Global Holdings, Inc. 4.279%, 3/15/32	3,757	3,372
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,437
Stagwell Global LLC 144A 5.625%, 8/15/29(1)	3,320	3,202
		11,708

Consumer Discretionary—0.1%
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	885	887
Energy—0.2%
Transocean International Ltd. 7.500%, 4/15/31	2,000	2,020
Financials—0.3%
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	3,964	4,102
Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,422
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	5,099
Tenet Healthcare Corp. 4.375%, 1/15/30	1,090	1,056
		8,577

Industrials—0.3%
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	954	927
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,435	2,436
		3,363

Materials—0.2%
Magnera Corp.
144A 4.750%, 11/15/29(1)	1,000	934
	Par Value	Value

Materials—continued
144A 7.250%, 11/15/31(1)	$1,000	$976
		1,910

Total Corporate Bonds and Notes (Identified Cost $32,405)		32,567

Leveraged Loans—91.8%
Aerospace—4.9%
American Airlines, Inc. Tranche B 0.000%, 2/15/28(2)(3)	1,975	1,954
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 4.178%) 7.791%, 8/3/29(2)	3,416	3,425
HDI Aerospace Intermediate Holding III Corp. (6 month Term SOFR + 3.250%) 6.924%, 2/11/32(2)	7,472	7,477
Onesky Flight LLC (1 month Term SOFR + 2.750%) 6.387%, 2/4/33(2)	4,020	4,029
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.913%, 10/28/30(2)	3,716	3,683
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.732%, 3/18/30(2)	9,537	9,503
Stonepeak Nile Parent LLC (3 month Term SOFR + 2.000%) 5.657%, 4/9/32(2)	3,097	3,088
TransDigm Tranche M (1 month Term SOFR + 2.500%) 6.144%, 8/19/32(2)	1,915	1,916
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.144%, 2/28/31(2)	1,857	1,857
Tranche K (1 month Term SOFR + 2.250%) 5.894%, 3/22/30(2)	4,968	4,968
Tranche L (1 month Term SOFR + 2.500%) 6.144%, 1/19/32(2)	7,433	7,433
Tranche N (1 month Term SOFR + 2.500%) 6.144%, 2/13/33(2)	1,741	1,740
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.000%) 5.644%, 12/6/30(2)	4,883	4,874
		55,947

Chemicals—6.7%
ARC Falcon I, Inc.
(1 month Term SOFR + 7.100%) 10.744%, 9/30/29(2)	7,904	7,084
Tranche B (1 month Term SOFR + 4.500%) 8.120%, 4/1/33(2)	9,710	8,874
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 7.482%, 12/23/31(2)	5,004	4,987
Chemours Co. (The) Tranche B-4 (1 month Term SOFR + 3.500%) 7.144%, 10/15/32(2)	5,326	5,309
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 8.163%, 11/15/30(2)	5,850	5,705
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(2)	$12,242	$11,251
2032 0.000%, 6/25/32(2)(3)	5,740	5,362
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 7.894%, 10/7/31(2)	2,620	2,193
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 6.644%, 2/7/31(2)	6,373	5,635
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 7.994%, 4/2/29(2)	3,670	3,226
Natgasoline LLC 2025, Tranche B (1 month Term SOFR + 5.500%) 9.144%, 3/29/30(2)	3,811	3,801
Pasadena Performance Products LLC 2025 (3 month Term SOFR + 3.250%) 6.982%, 2/27/32(2)	3,821	3,822
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 4.500%) 8.144%, 4/4/33(2)	4,835	4,835
Starfruit Finco B.V. 2026, Tranche B 0.000%, 7/3/31(2)(3)	5,235	5,230
		77,314

Communication Services—0.1%
DMS Purchaser LLC (3 month Term SOFR + 7.500%) 11.796%, 2/28/30(2)(4)	1,732	1,756
Consumer Durables—1.6%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(2)	2,674	2,677
Tory Burch LLC Tranche B (1 month Term SOFR + 4.000%) 7.644%, 4/30/31(2)	5,123	5,098
Weber-Stephen Products LLC Tranche B (3 month Term SOFR + 3.750%) 7.442%, 10/1/32(2)	6,169	6,087
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.144%, 2/10/33(2)	4,510	4,489
		18,351

Consumer Non-Durables—1.2%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.250%) 5.894%, 12/21/28(2)	3,744	3,745
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.632%, 5/21/31(2)	3,681	3,683
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 9.394%, 10/30/29(2)	2,969	2,959
	Par Value	Value

Consumer Non-Durables—continued
Varsity Brands, Inc. (3 month Term SOFR + 2.750%) 6.482%, 8/26/31(2)	$3,713	$3,716
		14,103

Energy—4.1%
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.250%) 5.982%, 8/20/31(2)	3,413	3,412
Emg Utica Midstream Holdings LLC (3 month Term SOFR + 3.500%) 7.232%, 4/1/30(2)	3,436	3,445
Fr Br Holdings LLC (3 month Term SOFR + 4.250%) 7.982%, 10/9/30(2)	2,732	2,732
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.925%, 2/11/33(2)	5,875	5,880
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.000%) 7.644%, 6/4/29(2)	10,178	10,191
NGL Energy Operating LLC (1 month Term SOFR + 3.500%) 7.125%, 3/11/33(2)	4,025	4,037
Rockpoint Gas Storage Partners LP (3 month Term SOFR + 2.250%) 5.982%, 9/18/31(2)	2,630	2,629
Third Coast Infrastructure LLC Tranche B (1 month Term SOFR + 3.250%) 6.894%, 9/25/30(2)	7,858	7,894
Traverse Midstream Partners LLC Tranche B 0.000%, 7/14/33(2)(3)	3,520	3,516
Venture Global Calcasieu Pass LLC (6 month Term SOFR + 3.250%) 6.954%, 4/11/33(2)	3,350	3,356
		47,092

Financials—14.4%
Acrisure LLC 2024, Tranche B-6 0.000%, 11/6/30(2)(3)	3,696	3,335
Aretec Group, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 6.644%, 8/9/30(2)	5,412	5,397
Asurion LLC
Tranche B-13 (3 month Term SOFR + 4.250%) 7.913%, 9/19/30(2)	16,210	16,018
Tranche B-4 (1 month Term SOFR + 5.512%) 9.175%, 1/20/29(2)	3,266	3,224
Blackhawk Network Holdings, Inc. Tranche B-2 (1 month Term SOFR + 3.500%) 7.144%, 3/12/29(2)	4,214	4,190
Brookfield Property REIT, Inc. 2026 (1 month Term SOFR + 3.000%) 6.644%, 5/28/30(2)	3,871	3,866
CFC Bidco 2022 Ltd. (3 month Term SOFR + 3.500%) 7.182%, 7/1/32(2)	6,022	5,640
Citadel Securities LP 2026 (3 month Term SOFR + 2.000%) 5.661%, 6/10/33(2)	6,755	6,739
DRW Holdings LLC 2024 (1 month Term SOFR + 3.500%) 7.144%, 6/26/31(2)	9,907	9,482
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 8.644%, 5/17/29(2)	$4,407	$4,363
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.394%, 6/27/29(2)	4,811	4,792
First Eagle Holdings, Inc. (3 month Term SOFR + 3.500%) 7.232%, 8/16/32(2)	6,557	6,546
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 8.658%, 11/5/31(2)	6,122	4,825
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 5.894%, 4/25/31(2)	8,317	7,662
HighTower Holding LLC (3 month Term SOFR + 2.750%) 6.408%, 2/3/32(2)	5,506	5,459
Hightower Holdings LLC 0.000%, 2/3/32(2)(3)	205	203
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(2)	7,639	7,581
Hyperion Refinance S.a.r.l. 2025 (1 month Term SOFR + 2.750%) 6.394%, 2/15/31(2)	4,588	4,298
IMC Financing LLC Tranche B-1 0.000%, 6/21/32(2)(3)	2,870	2,867
Jane Street Group LLC (3 month Term SOFR + 2.000%) 5.666%, 12/15/31(2)	2,329	2,306
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.232%, 2/26/32(2)	4,839	4,833
Jupiter Borrower, Inc. 0.000%, 6/30/33(2)(3)	6,475	6,462
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.250%) 7.894%, 8/21/30(2)	9,462	9,270
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 11/17/31(2)	6,483	6,299
Nexus Buyer LLC
(1 month Term SOFR + 3.500%) 7.144%, 7/31/31(2)	7,650	7,360
(1 month Term SOFR + 4.000%) 7.644%, 7/31/31(2)	668	645
Osaic Holdings, Inc. Tranche B-1 (3 month Term SOFR + 2.500%) 6.232%, 7/30/32(2)	4,992	4,921
Superannuation & Investments U.S. LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/1/28(2)	4,860	4,847
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/3/31(2)	4,207	3,919
TPG RE Finance Trust, Inc. (1 month Term SOFR + 2.750%) 6.394%, 5/16/33(2)	2,965	2,961
Truist Insurance Holdings LLC 2024, Tranche B 0.000%, 5/6/31(2)(3)	2,250	2,194
	Par Value	Value

Financials—continued
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.144%, 6/21/31(2)	$3,310	$3,308
		165,812

Food / Tobacco—3.3%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 12/23/30(2)	3,259	3,268
Froneri International Ltd. Tranche B-6 (6 month Term SOFR + 2.500%) 6.127%, 9/30/32(2)	4,094	4,064
Golden State Foods LLC 2026 (3 month Term SOFR + 3.500%) 7.232%, 12/4/31(2)	2,988	2,989
Nourish Buyer I, Inc. 2026 (3 month Term SOFR + 4.000%) 7.669%, 7/9/32(2)	2,837	2,852
PFI Lower Midco LLC (1 month Term SOFR + 4.000%) 7.644%, 12/1/32(2)	2,666	2,680
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.250%) 6.929%, 4/1/29(2)	4,172	4,164
Raising Canes Restaurants LLC (1 month Term SOFR + 2.000%) 5.613%, 6/6/33(2)	3,000	2,981
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(2)	3,366	3,365
Savor Acquisition, Inc. Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.663%, 2/19/32(2)	3,343	3,359
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.630%, 7/9/32(2)	3,199	3,192
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.894%, 2/4/33(2)	4,585	4,594
		37,508

Food and Drug—0.7%
Opal Bidco SAS Tranche B-6 (3 month Term SOFR + 2.500%) 6.232%, 4/28/32(2)	8,392	8,380
Forest Prod / Containers—1.5%
Ahlstrom Holding 3 Oy
Tranche B (3 month Term SOFR + 4.262%) 7.994%, 2/4/28(2)	5,985	5,982
Tranche B-1 (3 month Term SOFR + 4.512%) 8.244%, 5/23/30(2)	1,168	1,162
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 6.894%, 4/1/32(2)	3,899	3,743
Pregis Topco LLC (1 month Term SOFR + 3.750%) 7.394%, 2/1/29(2)	3,643	3,651
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 7.732%, 11/29/30(2)	3,109	2,933
		17,471

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—6.1%
Allwyn Entertainment Financing U.S. LLC
Tranche B (3 month Term SOFR + 2.000%) 5.669%, 6/2/31(2)	$6,938	$6,778
Tranche B (3 month Term SOFR + 2.500%) 6.163%, 11/24/32(2)	5,871	5,790
Bingo Holdings I LLC (3 month Term SOFR + 4.750%) 8.482%, 6/30/32(2)	5,151	5,141
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.413%, 3/29/32(2)	5,555	5,546
Gaia Purchaser, Inc. Tranche B 0.000%, 6/25/33(2)(3)	3,565	3,560
Kingpin Intermediate Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 6.894%, 9/22/32(2)	5,320	4,617
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(2)(3)	8,250	8,268
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.982%, 8/1/30(2)	3,847	3,655
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 11.732%, 12/20/29(2)	8,721	8,988
Sabre GLBL, Inc.
2025, Tranche B-1 (1 month Term SOFR + 6.350%) 9.994%, 7/30/29(2)	5,288	4,701
2025, Tranche B-2 (1 month Term SOFR + 6.350%) 9.994%, 7/30/29(2)	1,685	1,498
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.394%, 7/8/31(2)	3,992	3,809
Voyager Parent LLC 2026, Tranche B (3 month Term SOFR + 4.250%) 7.982%, 7/1/32(2)	7,455	7,453
		69,804

Health Care—4.1%
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(2)	9,895	9,675
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.423%, 5/16/31(2)	11,822	11,630
Tranche B-2 (3 month Term SOFR + 3.500%) 7.177%, 5/16/31(2)	3,156	3,096
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(2)	3,205	3,202
Medical Solutions Holdings, Inc. 0.000%, 11/1/28(2)(3)	6,336	607
Physician Partners LLC
Tranche A 0.000%, 10/1/29(2)(3)	4,787	4,751
Tranche B-1 (3 month Term SOFR + 1.650%) 5.382%, 12/31/29(2)	3,519	3,164
Tranche C (3 month Term SOFR + 1.650%) 5.382%, 12/31/30(2)	2,073	1,617
Select Medical Corp. Tranche B-3 0.000%, 12/3/31(2)(3)	3,130	3,138
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. (3 month Term SOFR + 4.000%) 7.663%, 6/30/28(2)	$5,785	$5,785
		46,665

Housing—1.2%
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 5.894%, 2/10/32(2)	4,923	4,916
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(2)(3)	3,000	2,992
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 6.644%, 4/2/29(2)	3,382	3,389
Tamko Building Products, Inc. (1-3 month Term SOFR + 3.000%) 6.644% - 6.732%, 9/20/30(2)	2,460	2,457
		13,754

Information Technology—9.5%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.144%, 6/8/28(2)	5,650	5,636
Ahead DB Holdings LLC Tranche B-5 (3 month Term SOFR + 2.500%) 6.232%, 2/1/31(2)	3,585	3,521
AP Core Holdings II LLC Tranche B (3 month Term SOFR + 6.500%) 10.143%, 5/8/31(2)	7,516	7,471
Belden, Inc. 0.000%, 7/1/33(2)(3)	3,290	3,290
BMC Software 2031 (3 month Term SOFR + 2.750%) 6.416%, 7/30/31(2)	6,915	6,209
Cloud Software Group, Inc.
Tranche B (3 month Term SOFR + 3.250%) 6.982%, 8/13/32(2)	6,361	5,484
Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(2)	3,965	3,464
Clover Holdings 2 LLC (1 month Term SOFR + 3.750%) 7.375%, 12/9/31(2)	4,376	4,172
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(2)	2,497	2,546
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 9.439%, 10/5/28(2)	6,881	6,834
Dayforce Bidco LLC (3 month Term SOFR + 3.000%) 6.663%, 2/4/33(2)	2,860	2,599
Ensono LP First Lien (1 month Term SOFR + 4.114%) 7.758%, 5/26/28(2)	4,893	4,789
Finastra USA, Inc. (6 month Term SOFR + 4.000%) 7.746%, 9/15/32(2)	7,172	6,588
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/7/32(2)	7,057	5,007
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 6.927%, 10/9/31(2)	5,552	5,050
Magnite, Inc. (1 month Term SOFR + 3.000%) 6.644%, 2/6/31(2)	7,465	7,435
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 6.908%, 7/3/31(2)	$8,184	$7,911
Modena Buyer LLC (3 month Term SOFR + 4.250%) 7.913%, 7/1/31(2)	4,340	4,000
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 8.394%, 3/21/31(2)	3,621	1,807
2024 (1 month Term SOFR + 4.750%) 8.394%, 7/2/29(2)	747	408
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 6.504%, 5/15/28(2)	1,288	1,165
Red Planet Borrower LLC (1 month Term SOFR + 3.750%) 7.394%, 9/8/32(2)	2,319	2,317
Team Blue Finco S.a.r.l. (3 month Term SOFR + 3.250%) 6.982%, 7/12/32(2)	2,965	2,829
Thryv, Inc. (1 month Term SOFR + 6.750%) 10.394%, 5/1/29(2)	1,104	1,082
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(2)	3,980	3,740
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 6.894%, 2/15/29(2)	4,086	3,527
		108,881

Manufacturing—3.4%
A-Ag U.S. Gsi Bidco, Inc. 2026 (1 month Term SOFR + 4.500%) 8.152%, 10/31/31(2)	5,307	5,294
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(2)	3,535	3,524
Construction Partners, Inc. (1 month Term SOFR + 2.000%) 5.637%, 11/3/31(2)	2,987	2,983
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/30/31(2)	2,792	2,650
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.875% - 5.914%, 2/2/33(2)	3,741	3,732
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.894%, 11/4/31(2)	3,512	3,487
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.620%, 12/2/31(2)	3,084	3,089
Sword Purchaser LLC (1 month Term SOFR + 4.000%) 7.644%, 4/9/33(2)	6,970	6,788
U.S. Metalco Holdings LLC (3 month Term SOFR + 2.250%) 5.946%, 12/20/32(2)	3,322	3,328
	Par Value	Value

Manufacturing—continued
VM Consolidated, Inc. Tranche B-4 (1 month Term SOFR + 2.000%) 5.644%, 10/1/32(2)	$4,703	$4,268
		39,143

Media / Telecom - Broadcasting—2.1%
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(2)	4,300	4,319
2025, Tranche B (3 month Term SOFR + 5.500%) 9.163%, 2/17/31(2)	2,681	2,684
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(2)	4,487	4,487
Nexstar Media, Inc.
Tranche B-5 (1 month Term SOFR + 2.500%) 6.144%, 6/28/32(2)	3,257	3,219
Tranche B-7 (1 month Term SOFR + 2.750%) 6.394%, 3/18/33(2)	2,784	2,752
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.258%, 1/31/29(2)	6,630	6,578
		24,039

Media / Telecom - Cable/Wireless Video—4.0%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.942%, 12/15/31(2)	6,968	6,857
Cogeco Communications Finance USA LP
2028, Tranche B 0.000%, 9/1/28(2)(3)	1,667	1,569
Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(2)	4,781	4,266
Coral U.S. Co-Borrower LLC
Tranche B-6 (1 month Term SOFR + 3.114%) 6.740%, 10/15/29(2)	5,000	4,858
Tranche B-7 (3 month Term SOFR + 3.250%) 6.923%, 1/31/32(2)	5,035	4,867
Level 3 Financing, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.394%, 3/29/32(2)	8,920	8,917
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.114%) 5.740%, 4/28/28(2)	6,225	6,172
Virgin Media Bristol LLC
Tranche Q (1 month Term SOFR + 3.364%) 6.990%, 1/31/29(2)	4,000	3,824
Tranche Y (6 month Term SOFR + 3.275%) 6.967%, 3/31/31(2)	5,628	4,972
		46,302

Media / Telecom - Diversified Media—2.4%
Banijay Entertainment SAS
Tranche B 0.000%, 6/24/33(2)(3)	361	362
Tranche B-3 (1 month Term SOFR + 2.750%) 6.370%, 3/1/28(2)	3,541	3,540
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Cengage Learning, Inc. (1-3 month Term SOFR + 3.000%) 6.638% - 6.653%, 3/24/31(2)	$4,385	$4,334
Digital Media Solutions Tranche B (1 month Term SOFR + 1.000%) 5.617%, 5/25/26(2)(4)	351	—
Digital Media Solutions LLC 0.000%, 5/25/26(3)(4)(5)	3,904	—
Emerald Holding, Inc.
0.000%, 6/16/33(2)(3)	308	307
0.000%, 6/16/33(2)(3)	154	153
0.000%, 6/16/33(2)(3)	1,178	1,174
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.769%, 2/3/33(2)	8,600	8,521
WH Borrower LLC (3 month Term SOFR + 4.500%) 8.142%, 2/20/32(2)	8,960	8,967
		27,358

Media / Telecom - Telecommunications—2.9%
Altice Financing S.A. 2022 (3 month Term SOFR + 5.000%) 8.673%, 10/31/27(6)	4,602	3,441
Crown Subsea Communications Holding, Inc. 2026 (1 month Term SOFR + 3.000%) 6.644%, 1/30/31(2)	8,910	8,932
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 6.891%, 5/11/29(2)	3,789	3,789
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 7.482%, 3/22/29(2)	16,756	16,702
		32,864

Media / Telecom - Wireless Communications—1.4%
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.144%, 9/27/29(2)	8,710	8,724
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.012%) 7.677%, 6/28/29(2)	3,300	3,300
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.258%, 5/30/30(2)	4,095	4,112
		16,136

Metals / Minerals—1.4%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.258%, 11/30/28(2)	6,444	6,437
Jennmar Intermediate III LLC (3 month Term SOFR + 5.000%) 8.732%, 12/16/30(2)	3,871	3,827
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.144%, 5/10/30(2)	5,944	5,948
		16,212

	Par Value	Value

Retail—2.4%
Boots Group Finco LP (3 month Term SOFR + 3.250%) 6.920%, 8/30/32(2)	$3,721	$3,730
CWGS Group LLC 0.000%, 6/3/28(2)(3)	1,496	1,422
Peer Holding III B.V. Tranche B-8 (3 month Term SOFR + 2.250%) 5.982%, 9/29/32(2)	2,992	2,992
Restoration Hardware, Inc.
(1 month Term SOFR + 2.614%) 6.258%, 10/20/28(2)	1,880	1,826
2022 (1 month Term SOFR + 3.350%) 6.994%, 10/20/28(2)	3,400	3,342
Rising Tide Holdings, Inc. Tranche C (3 month Term SOFR + 7.250%) 10.995%, 9/12/28(2)(4)	695	57
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(2)	2,756	2,767
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 5.916%, 2/22/31(2)	7,432	7,311
Victra Holdings LLC (3 month Term SOFR + 3.750%) 7.482%, 3/29/29(2)	4,065	4,009
		27,456

Service—7.7%
Apex Group Treasury Ltd. Tranche B (3 month Term SOFR + 3.500%) 7.153%, 2/27/32(2)	3,984	3,762
Belfor Holdings, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.394%, 11/1/30(2)	4,990	4,969
Boluda Towage Luxembourg S.A R.L. Tranche B 0.000%, 6/30/33(2)(3)	3,060	3,062
Camelot U.S. Acquisition I Co.
(1 month Term SOFR + 3.250%) 6.894%, 1/31/31(2)	1,965	1,806
Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 1/31/31(2)	2,515	2,310
First Advantage Holdings LLC Tranche B (3 month Term SOFR + 2.750%) 6.482%, 10/31/31(2)	5,806	5,724
Inmar, Inc. 2025, First Lien (3 month Term SOFR + 4.500%) 8.163% - 8.232%, 10/30/31(2)	4,274	3,727
Inspired Education U.S. Holdings, Inc. Tranche B-7 (3 month Term SOFR + 2.750%) 6.413%, 2/28/31(2)	3,280	3,280
Lakeland Tours LLC Tranche A (1 month Term SOFR + 0.000%) 9.000%, 3/29/30(2)(4)	55	11
LSF11 Trinity Bidco, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.153%, 6/14/30(2)	6,346	6,335
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(2)	4,495	4,173
Nielsen Consumer, Inc. 2025 (1 month Term SOFR + 2.250%) 5.894%, 10/31/30(2)	6,301	6,223
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
Pitney Bowes, Inc. Tranche B (3 month Term SOFR + 3.750%) 7.482%, 3/19/32(2)	$9,183	$9,167
Priority Holdings LLC 2025 (1 month Term SOFR + 3.750%) 7.394%, 8/2/32(2)	8,869	8,709
Prometric Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.394%, 6/25/32(2)	2,977	2,973
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 7.376%, 7/18/31(2)	1,917	1,397
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.394%, 2/10/29(2)	3,811	3,750
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 8.992%, 2/15/29(2)	6,445	5,493
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	7,865	7,885
Wash Multifamily Parent, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.644%, 9/10/32(2)	4,135	4,140
		88,896

Transportation - Automotive—1.1%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.624%, 12/12/29(2)	5,219	5,223
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 7.758%, 4/6/28(2)	7,967	7,931
		13,154

Transportation - Land Transportation—0.3%
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.163%, 12/19/30(2)	3,600	3,386
Utilities—3.3%
Alpha Generation LLC (1 month Term SOFR + 1.750%) 5.394%, 6/10/33(2)	3,000	2,961
Bayonne Energy Center LLC (3 month Term SOFR + 3.000%) 6.732%, 9/22/32(2)	3,362	3,371
Eastern Power LLC Tranche B (1 month Term SOFR + 4.750%) 8.394%, 4/3/29(2)	3,949	3,956
Hunterstown Generation LLC (3 month Term SOFR + 2.750%) 6.482%, 11/6/31(2)	4,218	4,212
Lackawanna Energy Center LLC Tranche B 0.000%, 8/5/32(2)(3)	4,911	4,914
Mph Gridflex LLC Tranche B 0.000%, 5/13/33(2)(3)	3,715	3,706
MRP Buyer LLC (3 month Term SOFR + 3.250%) 6.982%, 6/4/32(2)	7,233	7,251
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(2)(3)	2,910	2,903
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC
2024, Tranche B (1 month Term SOFR + 1.750%) 5.387%, 12/12/31(2)	$1,807	$1,797
Tranche B (1 month Term SOFR + 1.750%) 5.387%, 11/26/32(2)	2,888	2,867
		37,938

Total Leveraged Loans (Identified Cost $1,081,806)		1,055,722

	Shares
Common Stocks—1.0%
Communication Services—0.0%
Digital Media Solutions(4)(7)	14,839	138
Consumer Discretionary—0.0%
West Marine(4)(7)	44,603	—
Worldstrides(4)(7)	3,991	— (8)
		— (8)

Financials—0.0%
Copper Property CTL Pass Through Trust	17,816	192
Information Technology—0.0%
Bright Bidco(4)(7)	26,953	4
Real Estate—0.0%
Altisource Portfolio Solutions S.A.(7)	2,926	22
Utilities—1.0%
Longview Intermediate Holdings LLC(4)(7)	265,938	10,637
Total Common Stocks (Identified Cost $3,050)		10,993

Warrant—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(4)(7)	5,583	—
Total Warrant (Identified Cost $—)		—

Affiliated Exchange-Traded Fund—0.0%
Financials—0.0%
Virtus SEIX AAA Private Credit CLO ETF(9)(10)	24,000	597
Total Affiliated Exchange-Traded Fund (Identified Cost $599)		597

Total Long-Term Investments—97.0% (Identified Cost $1,133,745)		1,115,677

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.505%)(10)	51,945,514	$51,946
Total Short-Term Investment (Identified Cost $51,946)		51,946

TOTAL INVESTMENTS—101.5% (Identified Cost $1,185,691)		$1,167,623
Other assets and liabilities, net—(1.5)%		(17,081)
NET ASSETS—100.0%		$1,150,542

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $41,917 or 3.6% of net assets.

(2)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Security in default; interest payments are being received.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Luxembourg	4
Canada	2
Cayman Islands	2
Netherlands	1
Singapore	1
Total	100%
† % of total investments as of June 30, 2026.
As of June 30, 2026, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$2,588	$2,644	$2,640	$(4)
First Eagle Holdings, Inc., 8/16/32	1,125	1,117	1,123	6
Savor Acquisition, Inc., 2/19/32	319	319	320	1
Total	$4,032	$4,080	$4,083	$3
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$15,798	$—	$15,798	$—
Corporate Bonds and Notes	32,567	—	32,567	—
Leveraged Loans	1,055,722	—	1,053,898	1,824 (1)
Equity Securities:
Common Stocks	10,993	22	192	10,779 (1)
Warrant	— (1)	—	—	— (1)
Affiliated Exchange-Traded Fund	597	597	—	—
Money Market Mutual Fund	51,946	51,946	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	3	—	3	—
Total Investments	$1,167,626	$52,565	$1,102,458	$12,603

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $6,391 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

	Total	Leveraged Loans	Common stock	Warrants
Investments in Securities
Balance as of December 31, 2025:	$20,069	$9,108 (a)	$10,961 (a)	$— (a)
Accrued discount/(premium)	109	109	—	—
Net realized gain (loss)	(116)	(116)	—	—
Net change in unrealized appreciation (depreciation)(c)	(43)	(53)	10	—
Purchases	88	88	— (b)	—
Sales(d)	(1,113)	(1,113)	—	—
Transfers from Level 3(e)	(6,391)	(6,199)	(192)	—
Balance as of June 30, 2026	$12,603	$1,824 (a)	$10,779 (a)	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $3.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2026:
Investments in Securities – Assets	Ending Balance at June 30, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Digital Media Solutions	$138	Market and Company Comparables	EV Multiples	0.70x (0.47x - 2.31x)	Increase
				6.66x (4.15x - 10.29x)
		Illiquidity Discount		30.00%	Decrease

West Marine	$—	Market and Company Comparables	EV Multiples	0.51x (0.18x - 1.36x)	Increase
				8.09x (4.56x - 14.50x)
				0.56x (0.27x - 1.36x)
		Illiquidity Discount		30.00%	Decrease

Leveraged Loans:
Digital Media Solutions, Inc.	$—	Discounted cash flows	Discount rate	7.05% (6.55% - 7.55%)	Decrease

Rising Tide Holdings, Inc.	$57	Discounted cash flows	Discount rate	35.16% (34.66% - 35.66%)	Decrease

Warrants:
West Marine	$—	Black-Scholes Model	Volatility	54.65% (49.52% - 56.82%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
Cable One, Inc. 1.125%, 3/15/28	$1,195	$777
Total Convertible Bonds and Notes (Identified Cost $1,045)		777

Corporate Bonds and Notes—94.6%
Communication Services—6.4%
Angi Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,289
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	1,730	933
Charter Communications Operating LLC 6.484%, 10/23/45	4,717	4,324
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	202	202
144A 8.875%, 2/1/30(1)	2,158	2,196
144A 9.250%, 6/1/32(1)	115	117
Discovery Communications LLC 5.000%, 9/20/37	520	408
Discovery Global Holdings, Inc.
4.279%, 3/15/32	2,235	2,006
5.050%, 3/15/42	564	413
Iliad Holding SAS 144A 8.500%, 4/15/31(1)	1,925	2,039
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,677	1,668
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	1,045	1,045
144A 7.250%, 4/15/34(1)	1,225	1,222
Paramount Global
6.875%, 4/30/36(2)	1,265	1,187
5.900%, 10/15/40	515	404
5.850%, 9/1/43	1,060	794
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,642	1,600
Stagwell Global LLC 144A 5.625%, 8/15/29(1)	2,546	2,456
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,028
		26,331

Consumer Discretionary—13.2%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(1)	2,075	2,095
ARC Falcon I, Inc. 144A 9.750%, 3/1/33(1)	1,175	1,131
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	410
144A 5.000%, 2/15/32(1)	2,663	2,547
Ashton Woods USA LLC 144A 6.875%, 8/1/33(1)	3,044	3,017
Asurion LLC
144A 8.000%, 12/31/32(1)	1,907	1,921
144A 8.375%, 2/1/34(1)	1,650	1,527
Bath & Body Works, Inc. 6.750%, 7/1/36	2,685	2,690
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	1,045	947
	Par Value	Value

Consumer Discretionary—continued
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	$1,102	$1,153
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	3,740	3,824
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	1,335	1,309
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,058
144A 6.875%, 3/1/32(1)	4,606	4,733
144A 6.125%, 5/1/34(1)	372	370
Gee Automotive Holdings LLC 144A 7.250%, 3/1/31(1)	2,380	2,412
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	985	997
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	896
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	3,022	3,126
144A 8.500%, 11/1/30(1)	1,500	1,531
Six Flags Entertainment Corp. 144A 8.625%, 1/15/32(1)	2,051	2,112
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,908
144A 4.625%, 12/1/31(1)	2,366	2,247
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	1,055	1,063
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	2,111	2,093
Weekley Homes LLC 144A 6.750%, 1/15/34(1)	3,151	3,159
Whirlpool Corp.
6.125%, 6/15/30	1,296	1,196
144A 7.500%, 7/1/31(1)	115	116
144A 7.875%, 7/1/34(1)	1,033	1,037
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	521	522
		54,147

Consumer Staples—0.6%
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,280	2,359
Energy—10.3%
Ascent Resources Utica Holdings LLC
144A 9.000%, 11/1/27(1)	329	365
144A 6.625%, 10/15/32(1)	1,475	1,493
Chord Energy Corp. 144A 6.000%, 10/1/30(1)	1,940	1,948
Harvest Midstream I LP 144A 6.750%, 5/15/34(1)	1,024	1,039
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	4,246	4,421
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,020	3,075
Noble Finance II LLC
144A 8.000%, 4/15/30(1)	1,572	1,629
144A 6.250%, 6/15/34(1)	2,062	2,021
Oceaneering International, Inc. 144A 6.875%, 7/15/34(1)	1,055	1,072
PBF Holding Co. LLC 144A 7.250%, 6/1/34(1)	1,028	1,018
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	$2,020	$2,098
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,092	1,078
144A 7.500%, 7/15/38(1)	2,537	2,670
SESI LLC 144A 7.875%, 9/30/30(1)	2,276	2,313
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	1,017
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,538	1,646
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,173	1,204
Transocean International Ltd.
7.500%, 4/15/31	2,345	2,368
144A 8.750%, 2/15/30(1)	883	918
144A 8.500%, 5/15/31(1)	835	867
Valaris Ltd. 144A 8.375%, 4/30/30(1)	2,899	3,010
Venture Global LNG, Inc.
144A 9.000%(1)(3)	1,017	993
144A 9.500%, 2/1/29(1)	3,775	4,063
		42,326

Financials—34.4%
1261229 BC Ltd. 144A 10.000%, 4/15/32(1)	2,370	2,400
Acrisure LLC 144A 7.500%, 11/6/30(1)	2,035	1,930
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	468	469
Ardonagh Finco Ltd. 144A 7.750%, 2/15/31(1)	4,092	4,138
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	2,120	2,059
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,589	1,674
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	971
144A 11.500%, 10/1/31(1)	1,905	2,042
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	3,044	3,057
Blackstone Mortgage Trust, Inc.
144A 7.750%, 12/1/29(1)	1,017	1,054
144A 6.250%, 6/1/31(1)	415	401
Bread Financial Holdings, Inc. 144A 6.750%, 5/15/31(1)	1,060	1,084
Burford Capital Global Finance LLC 144A 7.500%, 7/15/33(1)(2)	1,090	925
CCO Holdings LLC
144A 7.375%, 3/1/31(1)(2)	1,994	1,999
144A 7.375%, 2/1/36(1)(2)	1,590	1,559
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	1,220	1,263
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,938	3,588
CRC Insurance Group LLC 144A 7.125%, 6/1/31(1)	3,975	3,962
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	1,193	1,212
	Par Value	Value

Financials—continued
Encore Capital Group, Inc. 144A 8.500%, 5/15/30(1)	$960	$1,020
Enova International, Inc.
144A 11.250%, 12/15/28(1)	2,393	2,521
144A 9.125%, 8/1/29(1)	2,024	2,118
First Eagle Holdings, Inc. 144A 7.250%, 8/15/32(1)	3,056	3,076
Freedom Mortgage Corp. 144A 12.250%, 10/1/30(1)	957	1,033
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	1,389	1,435
144A 8.375%, 4/1/32(1)	1,100	1,119
144A 7.875%, 4/1/33(1)	833	812
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(1)	2,180	2,205
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,860
Global Payments, Inc. 4.875%, 11/15/30	1,028	1,011
goeasy Ltd. 144A 9.250%, 12/1/28(1)	2,023	1,986
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,581
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	5,820	5,217
Industrial F&B Investments III, Inc. 144A 7.750%, 2/11/33(1)	2,093	2,133
ION Platform Finance U.S., Inc. 144A 7.875%, 9/30/32(1)	2,090	1,514
Jefferson Capital Holdings LLC
144A 9.500%, 2/15/29(1)	1,963	2,053
144A 8.250%, 5/15/30(1)	1,951	2,051
Level 3 Financing, Inc. 144A 7.000%, 3/31/34(1)	2,558	2,638
OAK-Eagle Acquireco, Inc.
144A 7.250%, 7/1/33(1)	2,025	2,118
144A 8.750%, 7/1/34(1)	1,254	1,331
OneMain Finance Corp. 7.875%, 3/15/30	1,972	2,053
Organon & Co. 144A 4.125%, 4/30/28(1)	1,090	1,076
Osaic Holdings, Inc.
144A 6.750%, 8/1/32(1)	997	999
144A 8.000%, 8/1/33(1)	965	969
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,900	1,976
144A 6.875%, 2/15/33(1)	992	967
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	2,387	2,466
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	1,767	1,670
144A 8.875%, 1/31/30(1)	1,981	2,044
Provident Funding Associates LP 144A 9.750%, 9/15/29(1)	1,957	2,045
Rocket Cos., Inc.
144A 6.500%, 8/1/29(1)	882	900
144A 6.125%, 8/1/30(1)	2,085	2,121
144A 6.125%, 8/1/31(1)	312	319
144A 7.125%, 2/1/32(1)	511	530
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	2,434	2,191
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	$3,695	$3,635
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,042
Sabre Financial Borrower LLC 144A 11.125%, 6/15/29(1)	3,051	3,220
Seadrill Finance Ltd.
144A 8.375%, 8/1/30(1)	1,930	2,017
144A 6.750%, 7/15/34(1)	3,145	3,036
SLM Corp. 6.500%, 1/31/30	2,469	2,503
Starwood Property Trust, Inc.
144A 5.250%, 10/15/28(1)	1,220	1,214
144A 6.125%, 6/1/31(1)	918	923
Stonebriar ABF Issuer LLC 144A 7.000%, 8/15/31(1)	947	947
Sword Purchaser LLC 144A 10.500%, 4/15/34(1)	1,191	1,246
Transocean International Ltd.
6.800%, 3/15/38	2,564	2,378
144A 7.875%, 10/15/32(1)	1,024	1,069
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,317
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	4,292	3,987
UWM Holdings LLC
144A 6.625%, 2/1/30(1)	990	923
144A 6.250%, 3/15/31(1)	2,195	1,956
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,841
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	5,457	5,718
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,220
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,580	1,298
		141,435

Health Care—5.6%
Centene Corp.
4.625%, 12/15/29	5,390	5,228
3.000%, 10/15/30	2,336	2,114
DaVita, Inc. 144A 6.875%, 9/1/32(1)	1,590	1,640
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,015	1,868
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,587
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	945	996
Molina Healthcare, Inc.
144A 4.375%, 6/15/28(1)	2,130	2,093
144A 6.250%, 1/15/33(1)	4,150	4,157
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	1,020	1,041
Prestige Brands, Inc. 6.250%, 7/15/34	311	311
	Par Value	Value

Health Care—continued
Teleflex, Inc. 144A 5.875%, 1/15/32(1)	$1,855	$1,869
		22,904

Industrials—7.0%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	172	176
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	1,005	1,048
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	4,245	4,404
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	2,025	2,047
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	1,040	1,020
Columbus McKinnon Corp. 144A 7.125%, 2/1/33(1)	2,055	2,060
Core & Main LP 144A 6.000%, 7/1/34(1)	236	237
Danaos Corp. 144A 6.875%, 10/15/32(1)	1,205	1,245
Ferrellgas LP 144A 9.250%, 1/15/31(1)	1,045	1,101
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	1,853	1,936
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,139
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	2,053	2,081
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	1,989	2,001
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,110
TMS International Corp. 144A 6.250%, 4/15/29(1)	845	846
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	4,030	4,070
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,376
		28,897

Information Technology—3.6%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,904	4,021
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	4,199	4,074
Fair Isaac Corp. 144A 6.000%, 5/15/33(1)	2,009	1,978
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,830	3,838
Voyager Parent LLC 144A 9.250%, 7/1/32(1)	901	953
		14,864

Materials—8.7%
Celanese U.S. Holdings LLC
7.550%, 11/15/30	430	456
7.700%, 11/15/33	1,921	2,052
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Materials—continued
Century Aluminum Co. 144A 6.875%, 8/1/32(1)	$340	$350
Champion Iron Canada, Inc. 144A 7.875%, 7/15/32(1)	1,002	1,038
Cleveland-Cliffs, Inc.
6.250%, 10/1/40	1,597	1,266
144A 7.000%, 3/15/32(1)	3,004	2,980
First Quantum Minerals Ltd.
144A 8.000%, 3/1/33(1)	1,045	1,092
144A 7.250%, 2/15/34(1)	905	927
144A 6.375%, 2/15/36(1)	2,655	2,603
INEOS Finance plc 144A 6.750%, 5/15/28(1)	2,415	2,399
Magnera Corp.
144A 4.750%, 11/15/29(1)	490	457
144A 7.250%, 11/15/31(1)	1,470	1,435
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)	3,106	3,083
Mineral Resources Ltd.
144A 9.250%, 10/1/28(1)	674	696
144A 8.500%, 5/1/30(1)	410	423
PLS Group Ltd. 144A 6.875%, 5/1/31(1)	2,052	2,101
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	1,944	1,985
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	2,510	2,497
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	1,429	1,432
144A 8.875%, 11/15/31(1)	2,895	3,053
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,937
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,568
		35,830

Real Estate—1.1%
Arbor Realty SR, Inc. 144A 8.500%, 12/15/28(1)(2)	2,115	2,086
Brandywine Operating Partnership LP 6.125%, 1/15/31	2,617	2,501
		4,587

Utilities—3.7%
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	1,055	1,045
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,987	3,024
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	1,410	1,402
144A 6.500%, 2/1/36(1)	1,065	1,074
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	413	423
Venture Global Plaquemines LNG LLC
144A 6.125%, 12/15/30(1)	2,075	2,123
144A 7.750%, 5/1/35(1)	2,863	3,211
144A 6.750%, 1/15/36(1)	850	901
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(3)	$2,044	$2,060
		15,263

Total Corporate Bonds and Notes (Identified Cost $387,403)		388,943

Leveraged Loans—0.2%
Financials—0.2%
Asurion LLC Tranche B-12 (3 month Term SOFR + 4.250%) 7.913%, 9/19/30(4)	970	957
Total Leveraged Loans (Identified Cost $954)		957

	Shares
Preferred Stock—0.0%
Communication Services—0.0%
LiveStyle, Inc. Series B(5)(6)(7)	3,156	—
Total Preferred Stock (Identified Cost $310)		—

Common Stocks—0.1%
Communication Services—0.1%
Atento Luxco 1 S.A.(6)	8,058	159
LiveStyle, Inc.(5)(6)(7)	67,983	—
		159

Financials—0.0%
Erickson, Inc.(5)(6)	2,675	—
Total Common Stocks (Identified Cost $1,491)		159

Affiliated Exchange-Traded Fund—1.6%
Financials—1.6%
Virtus Seix Senior Loan ETF(8)(9)	273,297	6,321
Total Affiliated Exchange-Traded Fund (Identified Cost $6,540)		6,321

Total Long-Term Investments—96.7% (Identified Cost $397,743)		397,157

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(9)(10)	9,536,918	$9,537
Total Securities Lending Collateral (Identified Cost $9,537)		9,537

TOTAL INVESTMENTS—99.0% (Identified Cost $407,280)		$406,694
Other assets and liabilities, net—1.0%		4,306
NET ASSETS—100.0%		$411,000

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $349,373 or 85.0% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Bermuda	3
Cayman Islands	3
United Kingdom	3
Canada	2
Jersey	2
Australia	2
Other	2
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$777	$—	$777	$—
Corporate Bonds and Notes	388,943	—	388,943	—
Leveraged Loans	957	—	957	—
Equity Securities:
Preferred Stock	— (1)	—	—	— (1)
Common Stocks	159	—	159	— (1)
Affiliated Exchange-Traded Fund	6,321	6,321	—	—
Securities Lending Collateral	9,537	9,537	—	—
Total Investments	$406,694	$15,858	$390,836	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—41.9%
U.S. Treasury Bonds
1.875%, 2/15/51	$7,721	$4,291
4.750%, 2/15/56	1,956	1,900
U.S. Treasury Inflation Indexed Bonds 1.250%, 4/15/31	5,536	5,364
U.S. Treasury Notes
3.500%, 1/15/29	11,593	11,407
4.125%, 6/15/29	856	855
3.875%, 3/31/31	700	690
4.375%, 5/15/36	8,341	8,297
Total U.S. Government Securities (Identified Cost $33,115)		32,804

Mortgage-Backed Securities—32.3%
Agency—32.3%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	205	191
Federal Home Loan Mortgage Corporation
Pool #QA4766 3.500%, 11/1/49	647	587
Pool #QE9908 5.500%, 9/1/52	451	458
Pool #QF8190 6.000%, 2/1/53	565	584
Pool #QG6239 5.000%, 7/1/53	200	197
Pool #QJ5568 6.000%, 9/1/54	344	353
Pool #RA2622 3.000%, 5/1/50	340	297
Pool #RA8285 4.500%, 10/1/47	1,267	1,228
Pool #SD0164 3.500%, 12/1/49	408	378
Pool #SD1618 5.000%, 9/1/52	772	765
Pool #SD5272 6.000%, 5/1/54	729	755
Pool #SD5983 3.500%, 2/1/48	843	775
Pool #ZT2423 4.000%, 12/1/48	291	276
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	536	514
Pool #AB3878 4.000%, 11/1/41	614	590
Pool #AB5924 3.000%, 8/1/42	611	549
Pool #BL7779 1.460%, 8/1/30	1,955	1,734
Pool #BO1345 3.500%, 8/1/49	340	313
Pool #BO1351 4.000%, 8/1/49	325	309
Pool #BT7914 5.000%, 10/1/52	612	608
Pool #BV3044 3.000%, 2/1/52	612	542
Pool #BX6188 5.500%, 2/1/53	636	639
	Par Value	Value

Agency—continued
Pool #BY8494 5.500%, 8/1/53	$365	$368
Pool #CB3110 2.500%, 3/1/47	511	433
Pool #CB3630 4.000%, 5/1/52	75	71
Pool #FA4535 5.000%, 2/1/56	550	544
Pool #FA4561 5.500%, 1/1/56	521	528
Pool #FM2664 3.500%, 3/1/50	412	374
Pool #FM8210 3.000%, 4/1/50	530	472
Pool #FS2692 5.000%, 8/1/52	1,364	1,352
Pool #FS3262 4.000%, 10/1/46	1,271	1,230
Pool #FS3687 5.000%, 11/1/52	674	672
Pool #FS9909 5.000%, 11/1/54	464	462
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	389	402
Pool #787394 5.500%, 5/20/54	1,257	1,279
Pool #CR3025 5.500%, 12/20/52	516	526
Pool #CS2411 6.000%, 3/20/53	87	90
Pool #CS5448 6.000%, 1/20/53	855	889
Pool #CS7736 6.000%, 4/20/53	281	289
Pool #MA8151 4.500%, 7/20/52	489	475
Pool #MA8201 4.500%, 8/20/52	1,562	1,513
Pool #MA8346 4.000%, 10/20/52	683	644
Total Mortgage-Backed Securities (Identified Cost $25,653)		25,255

Asset-Backed Securities—5.6%
Automobiles—1.5%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	515	518
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	340	339
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	340	341
		1,198

Credit Card—1.6%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	155	156
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	370	366
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	$180	$177
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	410	410
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	170	168
		1,277

Other—2.5%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	248
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	400	401
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	772
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	495	499
		1,920

Total Asset-Backed Securities (Identified Cost $4,426)		4,395

Corporate Bonds and Notes—18.6%
Communication Services—0.5%
Space Exploration Technologies Corp. 144A 6.650%, 7/15/56(1)	397	383
Consumer Discretionary—0.8%
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	505	479
Tapestry, Inc. 5.500%, 3/11/35	166	167
		646

Consumer Staples—0.6%
PepsiCo, Inc. 4.650%, 2/15/53	581	513
Energy—0.8%
Energy Transfer LP 6.200%, 4/1/55	271	268
Targa Resources Corp. 4.200%, 2/1/33	197	186
Williams Cos., Inc. (The) 3.500%, 10/15/51	215	149
		603

Financials—7.3%
AerCap Ireland Capital DAC 3.000%, 10/29/28	174	167
Amrize Finance U.S. LLC 5.400%, 4/7/35	176	179
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	67	66
Bank of America Corp. 2.087%, 6/14/29	188	179
	Par Value	Value

Financials—continued
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	$265	$257
Centerpoint Energy Restoration Bond Co. III LLC Series A-3 4.864%, 12/15/40	205	200
Citigroup, Inc. 6.950% (2)	475	486
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	309
Enact Holdings, Inc. 6.250%, 5/28/29	111	114
Essent Group Ltd. 6.250%, 7/1/29	117	121
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	545	543
JPMorgan Chase & Co. 5.576%, 7/23/36	317	322
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	464
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	635	609
PNC Financial Services Group, Inc. (The) 5.423%, 1/25/41	85	84
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	470	478
SCE Recovery Funding LLC 4.453%, 3/15/36	480	469
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	199	199
U.S. Bancorp 5.678%, 1/23/35	154	159
Wells Fargo & Co. 6.125% (2)	293	296
		5,701

Health Care—1.2%
AbbVie, Inc. 4.250%, 11/21/49	381	311
Amgen, Inc. 5.650%, 3/2/53	153	149
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	493	464
		924

Industrials—4.3%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	500	479
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	137	140
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	393
Ferguson Enterprises, Inc. 5.000%, 10/3/34	315	312
GATX Corp. 5.500%, 6/15/35	260	263
Honeywell Aerospace, Inc. 144A 5.732%, 3/16/56(1)	451	451
Hubbell, Inc. 5.150%, 6/15/36	212	211
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Industrials—continued
Owens Corning 5.950%, 6/15/54	$184	$187
Republic Services, Inc. 5.150%, 3/15/35	178	181
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	275	279
United Parcel Service, Inc. 5.050%, 3/3/53	342	308
Veralto Corp. 5.450%, 9/18/33	134	138
		3,342

Information Technology—1.0%
Amphenol Corp. 3.900%, 11/15/28	232	229
Motorola Solutions, Inc. 5.550%, 8/15/35	193	197
NetApp, Inc. 5.700%, 3/17/35	348	356
		782

Utilities—2.1%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	216	142
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	505	482
Puget Energy, Inc. 7.000%, 9/15/56	465	470
Venture Global Plaquemines LNG LLC 144A 6.125%, 12/15/30(1)	535	547
		1,641

Total Corporate Bonds and Notes (Identified Cost $14,793)		14,535

Total Long-Term Investments—98.4% (Identified Cost $77,987)		76,989

TOTAL INVESTMENTS—98.4% (Identified Cost $77,987)		$76,989
Other assets and liabilities, net—1.6%		1,225
NET ASSETS—100.0%		$78,214

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $6,972 or 8.9% of net assets.

(2)	No contractual maturity date.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$32,804	$32,804
Mortgage-Backed Securities	25,255	25,255
Asset-Backed Securities	4,395	4,395
Corporate Bonds and Notes	14,535	14,535
Total Investments	$76,989	$76,989
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—96.2%
Agency—96.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.112%, 1/25/30(1)	$4,248	$4,239
K542, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.122%, 1/25/30(1)	4,988	4,979
K546, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.122%, 3/25/30(1)	3,992	3,987
K549, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.112%, 7/25/30(1)	7,962	7,949
K549, AS (SOFR30A + 0.540%, Cap N/A, Floor 0.540%) 4.132%, 9/25/30(1)	4,996	4,991
K557, AS (SOFR30A + 0.500%, Cap N/A, Floor 0.500%) 4.092%, 12/25/30(1)	2,000	2,000
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.152%, 8/25/29(1)	9,974	9,960
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.192%, 1/25/31(1)	6,359	6,367
KW07, A1 3.600%, 7/25/28	77	76
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.007%, 11/15/34(1)	3,162	3,142
4248, FT (SOFR30A + 0.614%, Cap 6.500%, Floor 0.500%) 4.207%, 9/15/43(1)	7,356	7,302
4794, WF (SOFR30A + 0.464%) 4.114%, 3/15/43(1)	3,682	3,628
4838, VA 4.000%, 3/15/36	413	412
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.107%, 7/15/38(1)	4,916	4,883
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.207%, 4/15/40(1)	4,750	4,720
5237, MV 4.500%, 8/25/33	695	686
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.078%, 8/25/52(1)	5,476	5,427
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates FRESR 2017-SR01, A3 3.089%, 11/25/27	1,027	1,009
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.593%, Cap 10.122%, Floor 1.592%) 5.915%, 5/1/37(1)	1,092	1,125
Pool #1Q1420 (RFUCCT1Y + 1.843%, Cap 10.633%, Floor 1.843%) 6.219%, 9/1/39(1)	759	779
	Par Value	Value
Agency—continued
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 8.023%, Floor 1.640%) 5.816%, 2/1/47(1)	$1,266	$1,312
Pool #840337 (RFUCCT1Y + 1.576%, Cap 7.657%, Floor 1.576%) 5.998%, 7/1/46(1)	592	613
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.076%, Cap 7.791%, Floor 2.076%) 5.889%, 7/1/47(1)	957	992
Pool #840698 (U.S. Treasury Yield Curve CMT 5 year + 1.289%, Cap 7.204%, Floor 1.289%) 3.829%, 3/1/47(1)	4,394	4,272
Pool #841083 (RFUCCT1Y + 1.643%, Cap 7.814%, Floor 1.644%) 6.140%, 5/1/49(1)	3,277	3,402
Pool #841345 (RFUCCT1Y + 1.628%, Cap 7.730%, Floor 1.628%) 6.133%, 1/1/47(1)	1,081	1,119
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.569%, Floor 1.750%) 6.226%, 5/1/35(1)	2,631	2,720
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.092%, Floor 1.789%) 6.119%, 5/1/34(1)	1,500	1,547
Pool #848747 (RFUCCT1Y + 1.851%, Cap 9.920%, Floor 1.851%) 6.259%, 7/1/36(1)	1,359	1,402
Pool #848796 (RFUCCT1Y + 1.796%, Cap 9.864%, Floor 1.796%) 6.109%, 5/1/37(1)	2,651	2,744
Pool #E04116 2.500%, 11/1/27	261	258
Pool #E09000 3.000%, 6/1/27	97	97
Pool #G15863 3.000%, 7/1/31	494	480
Pool #G18622 2.500%, 12/1/31	260	249
Pool #J20464 2.500%, 9/1/27	122	120
Pool #J36146 2.500%, 1/1/27	47	47
Pool #RD5246 4.500%, 5/1/35	643	642
Pool #RD5280 4.500%, 12/1/35	972	968
Pool #SB1351 5.000%, 11/1/39	5,346	5,404
Pool #SB1701 2.500%, 12/1/32	5,308	5,098
Pool #WN2145 1.700%, 10/1/28	540	510
Pool #ZS8563 3.000%, 4/1/30	510	498
Federal National Mortgage Association
(SOFR + 0.260%) 3.880%, 11/5/27(1)	5,000	5,010
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.231%, 7/25/26(1)	411	410
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #462207 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.811%, Floor 2.175%) 5.922%, 1/1/36(1)	$672	$668
Pool #462210 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.889%, Floor 2.175%) 5.825%, 1/1/36(1)	256	256
Pool #462306 (U.S. Treasury Yield Curve CMT 1 year + 2.379%, Cap 10.977%, Floor 2.379%) 6.090%, 4/1/37(1)	1,047	1,044
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.634%, Floor 2.375%) 6.259%, 9/1/37(1)	530	522
Pool #AB5239 3.000%, 5/1/27	169	168
Pool #AB8787 2.000%, 3/1/28	137	135
Pool #AD0064 (RFUCCT6M + 1.546%, Cap 10.902%, Floor 1.546%) 5.610%, 1/1/35(1)	522	535
Pool #AE0544 (RFUCCT1Y + 1.746%, Cap 8.124%, Floor 1.746%) 6.354%, 11/1/40(1)	1,180	1,226
Pool #AJ6967 3.000%, 11/1/26	26	26
Pool #AL0270 (RFUCCT1Y + 1.658%, Cap 10.528%, Floor 1.657%) 6.096%, 8/1/38(1)	295	302
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.279%, Floor 1.819%) 6.118%, 6/1/41(1)	727	755
Pool #AL0960 (RFUCCT1Y + 1.683%, Cap 9.742%, Floor 1.683%) 6.201%, 7/1/37(1)	1,522	1,570
Pool #AL1886 (RFUCCT1Y + 1.758%, Cap 8.461%, Floor 1.758%) 6.215%, 6/1/42(1)	201	209
Pool #AL2202 (RFUCCT1Y + 1.670%, Cap 9.434%, Floor 1.670%) 6.046%, 6/1/36(1)	584	601
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.352%, 9/1/37(1)	611	616
Pool #AL3765 3.000%, 3/1/28	156	154
Pool #AL3794 3.000%, 6/1/28	273	270
Pool #AL3803 3.000%, 6/1/28	223	222
Pool #AL6227 2.500%, 12/1/29	110	107
Pool #AL6516 (RFUCCT1Y + 1.753%, Cap 8.715%, Floor 1.753%) 6.211%, 4/1/40(1)	1,186	1,230
Pool #AL7477 (RFUCCT1Y + 1.799%, Cap 8.586%, Floor 1.799%) 6.351%, 12/1/40(1)	891	924
Pool #AL7812 (RFUCCT1Y + 1.734%, Cap 8.452%, Floor 1.734%) 6.342%, 11/1/40(1)	1,884	1,956
Pool #AL8796 (RFUCCT1Y + 1.828%, Cap 8.472%, Floor 1.828%) 6.341%, 9/1/41(1)	2,008	2,091
	Par Value	Value
Agency—continued
Pool #AL8827 3.000%, 2/1/29	$90	$88
Pool #AL8872 (RFUCCT1Y + 1.801%, Cap 8.300%, Floor 1.801%) 6.217%, 7/1/42(1)	2,675	2,772
Pool #AL9329 (RFUCCT1Y + 1.548%, Cap 10.612%, Floor 1.548%) 6.043%, 7/1/38(1)	378	388
Pool #AL9996 3.000%, 4/1/32	306	296
Pool #AO3261 3.000%, 10/1/27	499	494
Pool #AP2717 2.500%, 10/1/27	123	121
Pool #AT2769 2.000%, 5/1/28	92	90
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.995%, Floor 1.620%) 6.195%, 7/1/47(1)	481	499
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 4.466%, 4/1/30(1)	9,749	9,759
Pool #BM1022 2.500%, 1/1/27	53	53
Pool #BM1805 (RFUCCT1Y + 1.603%, Cap 7.828%, Floor 1.603%) 6.353%, 9/1/47(1)	1,564	1,628
Pool #BM3981 (RFUCCT1Y + 1.746%, Cap 8.599%, Floor 1.746%) 6.180%, 2/1/42(1)	322	334
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.472%, Floor 1.595%) 6.284%, 10/1/48(1)	1,381	1,431
Pool #BM4557 (RFUCCT1Y + 1.775%, Cap 7.956%, Floor 1.775%) 6.218%, 5/1/45(1)	1,220	1,270
Pool #BM5826 4.000%, 4/1/29	245	243
Pool #BM6134 (RFUCCT1Y + 1.595%, Cap 7.520%, Floor 1.595%) 6.014%, 9/1/47(1)	3,795	3,940
Pool #BM7024 (RFUCCT1Y + 1.710%, Cap 8.796%, Floor 1.710%) 6.139%, 6/1/49(1)	309	319
Pool #BM7025 (RFUCCT1Y + 1.677%, Cap 8.999%, Floor 1.677%) 6.122%, 5/1/42(1)	3,630	3,764
Pool #BM7473 (SOFR30A + 2.255%, Cap 10.755%, Floor 2.255%) 5.746%, 3/1/54(1)	4,639	4,719
Pool #BM7974 (RFUCCT1Y + 1.631%, Cap 8.137%, Floor 1.632%) 6.012%, 1/1/51(1)	3,633	3,777
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.856%, Floor 2.120%) 3.848%, 10/1/52(1)	5,529	5,520
Pool #CA1310 3.000%, 10/1/27	137	136
Pool #CB8382 (SOFR30A + 2.328%, Cap 10.046%, Floor 2.328%) 5.047%, 4/1/54(1)	9,408	9,466
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.483%, Floor 2.340%) 5.482%, 4/1/54(1)	$1,556	$1,575
Pool #DD4389 (SOFR30A + 2.300%, Cap 10.509%, Floor 2.300%) 5.509%, 4/1/55(1)	4,191	4,251
Pool #FM6371 4.500%, 1/1/27	— (2)	— (2)
Pool #FS1845 3.500%, 12/1/29	263	260
Pool #FS6125 2.000%, 7/1/32	453	429
Pool #FS7243 3.000%, 11/1/31	509	497
Pool #FS9546 4.000%, 1/1/36	2,196	2,172
Pool #MA2869 2.500%, 1/1/27	60	60
Pool #MA2899 2.500%, 2/1/27	51	50
Pool #MA2924 2.500%, 3/1/27	56	56
Pool #MA3220 2.500%, 12/1/27	194	191
Pool #MA3221 3.000%, 12/1/27	202	200
Pool #MA3395 3.500%, 6/1/28	170	169
Pool #MA3680 3.500%, 6/1/29	297	293
Pool #MA4172 1.500%, 11/1/30	274	260
Pool #MA5715 4.500%, 5/1/35	706	702
Pool #MA6011 4.500%, 3/1/36	5,312	5,290
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.242%, 7/25/35(1)	5,385	5,380
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.042%, 3/25/35(1)	2,147	2,132
2005-64, UF (SOFR30A + 1.464%, Cap 6.000%, Floor 1.350%) 5.092%, 7/25/35(1)	5,526	5,654
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.162%, 5/25/35(1)	3,654	3,646
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.112%, 6/25/40(1)	3,051	3,041
2011-144, JF (SOFR30A + 0.614%, Cap 7.000%, Floor 0.500%) 4.242%, 1/25/42(1)	4,714	4,687
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.142%, 1/25/32(1)	2,342	2,334
2012-102, BG 1.600%, 9/25/27	89	87
2013-129, KB 3.000%, 1/25/29	139	138
	Par Value	Value
Agency—continued
2015-96, EA 3.000%, 12/25/26	$87	$86
2016-48, UF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.142%, 8/25/46(1)	3,197	3,179
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.142%, 9/25/46(1)	3,645	3,617
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.142%, 5/25/39(1)	9,687	9,609
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.142%, 5/25/33(1)	2,415	2,403
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.192%, 10/25/35(1)	2,545	2,534
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.142%, 4/25/49(1)	5,217	5,174
2021-97, B 3.000%, 5/25/33	65	64
Freddie Mac Strips 427, GB 4.000%, 3/25/31	4,932	4,830
FREMF Mortgage Trust K-559, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.112%, 1/25/31(1)	3,499	3,500
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.406%, 1/25/36(1)	3,117	3,105
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.406%, 4/25/38(1)	5,392	5,370
2018-SB51, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.406%, 4/25/38(1)	662	659
2019-SB66, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.406%, 6/25/39(1)	802	797
2020-SB76, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.407%, 4/25/40(1)	5,551	5,522
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.498%, 10/16/39(1)	2,453	2,465
2010-159, D 4.558%, 9/16/44(1)	671	669
2010-20, FD (1 month Term SOFR + 0.934%, Cap 6.500%, Floor 0.820%) 4.574%, 2/20/40(1)	5,233	5,271
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.504%, 2/20/40(1)	9,393	9,451
2012-149, MF (1 month Term SOFR + 0.364%, Cap 6.500%, Floor 0.250%) 4.004%, 12/20/42(1)	6,995	6,903
2013-136, CF (1 month Term SOFR + 0.414%, Cap 6.500%, Floor 0.300%) 4.048%, 9/16/43(1)	3,675	3,631
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value
Agency—continued
2017-134, VD 3.000%, 4/20/38	$865	$824
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.115%, 8/20/45(1)	4,899	4,851
Pool #5276 3.000%, 1/20/27	85	85
Pool #783018 5.200%, 10/15/29	155	156
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.525%, Floor 1.500%) 5.206%, 8/20/49(1)	2,756	2,798
Pool #787870 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/55(1)	9,157	9,081
Pool #787907 (U.S. Treasury Yield Curve CMT 1 year + 1.502%, Cap 7.659%, Floor 1.502%) 5.311%, 8/20/49(1)	8,914	9,089
Pool #787937 (U.S. Treasury Yield Curve CMT 1 year + 1.658%, Cap 9.733%, Floor 1.658%) 4.733%, 4/20/55(1)	8,118	8,101
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,680	3,680
Pool #DI5711 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 3/20/55(1)	1,219	1,220
Pool #MA0513 2.500%, 11/20/27	179	176
Pool #MA0601 2.500%, 12/20/27	220	217
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,234	3,211
Pool #MA9735 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 6/20/54(1)	1,725	1,716
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,191	4,231
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	741	747
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	5,915	5,936
Pool #MB0763 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 11/20/55(1)	1,597	1,587
Pool #MB0832 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 12/20/55(1)	2,636	2,612
Pool #MB0890 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/56(1)	1,197	1,187
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.150%, 5/25/28(1)	619	617
	Par Value	Value
Agency—continued
Pool #510256 (PRIME minus 2.600%) 4.150%, 12/25/28(1)	$1,127	$1,123
Pool #510273 (PRIME minus 2.500%) 4.250%, 11/25/28(1)	469	469
Pool #530241 (PRIME minus 2.500%) 4.250%, 10/25/32(1)	1,870	1,853
Pool #530251 (PRIME minus 2.375%) 4.375%, 4/25/32(1)	3,695	3,662
Pool #530835 (PRIME minus 2.600%) 4.150%, 5/25/35(1)	10,161	10,100
Pool #530885 (PRIME minus 2.550%) 4.200%, 7/25/35(1)	5,107	5,084
Small Business Administration Pools Pool #531065 (PRIME minus 2.600%) 4.150%, 1/25/36(1)	3,590	3,569
Total Mortgage-Backed Securities (Identified Cost $393,644)		394,644

Total Long-Term Investments—96.2% (Identified Cost $393,644)		394,644

Short-Term Investments—2.4%
U.S. Government Securities—2.4%
U.S. Treasury Bills
0.000%, 7/28/26(3)	5,000	4,987
0.000%, 10/1/26(3)	5,000	4,952
Total Short-Term Investments (Identified Cost $9,939)		9,939

TOTAL INVESTMENTS—98.6% (Identified Cost $403,583)		$404,583
Other assets and liabilities, net—1.4%		5,783
NET ASSETS—100.0%		$410,366

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Amount is less than $500 (not in thousands).
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$9,939	$9,939
Mortgage-Backed Securities	394,644	394,644
Total Investments	$404,583	$404,583
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stock—3.1%
Germany—3.1%
Sartorius AG, 0.330%	26,680	$6,999
Total Preferred Stock (Identified Cost $7,044)		6,999

Common Stocks—95.6%
Canada—10.9%
Canadian Pacific Kansas City Ltd.	127,313	11,032
Shopify, Inc. Class A(1)	36,721	4,193
Waste Connections, Inc.	58,807	9,802
		25,027

China—8.9%
AIA Group Ltd. (Hong Kong)	1,035,133	9,430
Alibaba Group Holding Ltd. (Hong Kong) Sponsored ADR	60,571	5,814
Yum China Holdings, Inc.	125,402	5,110
		20,354

France—6.2%
L’Oreal S.A.	15,998	7,013
Schneider Electric SE	21,977	7,166
		14,179

Germany—4.2%
SAP SE Sponsored ADR	62,475	9,628
India—5.0%
HDFC Bank Ltd. ADR	338,850	8,752
Infosys Ltd. Sponsored ADR(2)	260,210	2,730
		11,482

Ireland—2.5%
Experian plc	169,127	5,705
Japan—6.0%
Disco Corp.	6,245	3,121
Fast Retailing Co., Ltd.	11,017	5,611
Recruit Holdings Co., Ltd.	69,820	4,865
		13,597

Mexico—1.5%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	27,486	3,515
Netherlands—4.5%
Adyen N.V.(1)	7,592	7,117
Universal Music Group N.V.	149,267	3,126
		10,243

Singapore—3.5%
Grab Holdings Ltd. Class A(1)	1,300,275	4,902
	Shares	Value

Singapore—continued
Sea Ltd. ADR(1)	32,104	$3,077
		7,979

Sweden—1.7%
Spotify Technology S.A.(1)	8,364	3,840
Switzerland—6.2%
Alcon AG	118,329	7,940
Galderma Group AG	27,604	6,283
		14,223

Taiwan—8.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,972	19,089
United Kingdom—14.6%
Aon plc Class A	28,569	9,476
ARM Holdings plc ADR(1)	12,921	4,581
Haleon plc	1,028,417	4,743
Sage Group plc (The)	779,378	8,436
Unilever plc Sponsored ADR	102,785	6,180
		33,416

United States—9.2%
Linde plc	18,573	9,638
STERIS plc	54,233	11,420
		21,058

Uruguay—2.4%
MercadoLibre, Inc.(1)	3,213	5,454
Total Common Stocks (Identified Cost $197,983)		218,789

Total Long-Term Investments—98.7% (Identified Cost $205,027)		225,788

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(3)(4)	2,799,510	2,800
Total Securities Lending Collateral (Identified Cost $2,800)		2,800

TOTAL INVESTMENTS—99.9% (Identified Cost $207,827)		$228,588
Other assets and liabilities, net—0.1%		318
NET ASSETS—100.0%		$228,906

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	17%
Canada	11
China	9
Taiwan	8
United States	8
Germany	7
Switzerland	6
Other	34
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$6,999	$6,999
Common Stocks	218,789	218,789
Securities Lending Collateral	2,800	2,800
Total Investments	$228,588	$228,588
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.5%
Communication Services—19.2%
Alphabet, Inc. Class A	71,923	$25,703
Alphabet, Inc. Class C	20,510	7,247
Meta Platforms, Inc. Class A	15,792	8,896
Netflix, Inc.(1)	57,385	4,097
Reddit, Inc. Class A(1)	9,057	1,572
Space Exploration Technologies Corp. Class A(1)	4,583	783
		48,298

Consumer Discretionary—6.8%
Amazon.com, Inc.(1)	16,034	3,822
Booking Holdings, Inc.	14,313	2,551
Las Vegas Sands Corp.	15,440	713
MercadoLibre, Inc.(1)	674	1,144
O’Reilly Automotive, Inc.(1)	22,005	2,026
Royal Caribbean Cruises Ltd.	12,867	4,086
TJX Cos., Inc. (The)	18,680	2,830
		17,172

Consumer Staples—1.8%
Costco Wholesale Corp.	4,873	4,558
Financials—6.0%
American Express Co.	7,893	2,670
Mastercard, Inc. Class A	7,927	4,071
S&P Global, Inc.	4,667	1,901
Visa, Inc. Class A	14,484	4,969
Wells Fargo & Co.	15,854	1,310
		14,921

Health Care—7.0%
Eli Lilly & Co.	9,766	11,713
Insulet Corp.(1)	1,937	295
Intuitive Surgical, Inc.(1)	6,394	2,543
Natera, Inc.(1)	8,086	2,195
Thermo Fisher Scientific, Inc.	1,675	840
		17,586

Industrials—8.0%
Deere & Co.	2,419	1,534
Eaton Corp. plc	4,256	1,814
Emerson Electric Co.	7,707	1,103
Fair Isaac Corp.(1)	1,328	1,587
FedEx Corp.	3,116	976
Fedex Freight Holding Co., Inc.(1)	1,558	235
GE Vernova, Inc.	4,785	5,622
General Electric Co.	14,857	5,552
Honeywell Aerospace, Inc.(1)	1,124	248
Honeywell International, Inc.	1,124	252
Rockwell Automation, Inc.	2,515	1,245
		20,168

	Shares	Value

Information Technology—48.7%
Apple, Inc.	33,972	$9,830
Applied Materials, Inc.	9,593	6,936
AppLovin Corp. Class A(1)	5,488	2,828
ARM Holdings plc ADR(1)	14,180	5,028
ASML Holding N.V. Registered Shares	1,335	2,656
Autodesk, Inc.(1)	6,776	1,317
Broadcom, Inc.	32,412	12,244
Ciena Corp.(1)	5,147	2,525
Cloudflare, Inc. Class A(1)	10,459	2,565
Crowdstrike Holdings, Inc. Class A(1)	3,317	2,531
HubSpot, Inc.(1)	1,368	250
Lattice Semiconductor Corp.(1)	5,506	842
Lumentum Holdings, Inc.(1)	2,743	2,354
Microsoft Corp.	33,527	12,506
NVIDIA Corp.	188,884	37,794
Onto Innovation, Inc.(1)	2,814	1,065
Palantir Technologies, Inc. Class A(1)	23,724	2,768
Roper Technologies, Inc.	1,395	472
Salesforce, Inc.	4,713	738
Sandisk Corp.(1)	1,810	4,115
ServiceNow, Inc.(1)	5,329	529
SiTime Corp.(1)	1,935	1,443
Snowflake, Inc. Class A(1)	8,003	2,037
Teradyne, Inc.	5,637	2,727
Western Digital Corp.	5,327	3,403
Workday, Inc. Class A(1)	6,668	816
		122,319

Materials—0.4%
Vulcan Materials Co.	3,253	960
Utilities—0.6%
Vistra Corp.	8,754	1,389
Total Common Stocks (Identified Cost $96,500)		247,371

Total Long-Term Investments—98.5% (Identified Cost $96,500)		247,371

TOTAL INVESTMENTS—98.5% (Identified Cost $96,500)		$247,371
Other assets and liabilities, net—1.5%		3,642
NET ASSETS—100.0%		$251,013

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$247,371	$247,371
Total Investments	$247,371	$247,371
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—8.8%
Alphabet, Inc. Class A	42,680	$15,252
Meta Platforms, Inc. Class A	16,000	9,013
Netflix, Inc.(1)	82,450	5,887
Space Exploration Technologies Corp. Class A(1)	11,050	1,888
Spotify Technology S.A.(1)	4,400	2,020
		34,060

Consumer Discretionary—18.1%
Amazon.com, Inc.(1)	68,400	16,303
MercadoLibre, Inc.(1)	10,300	17,483
On Holding AG Class A(1)	81,225	2,877
SharkNinja, Inc.(1)	29,100	4,431
Tesla, Inc.(1)	67,980	28,592
		69,686

Financials—1.9%
Toast, Inc. Class A(1)	268,075	7,458
Health Care—7.2%
Caris Life Sciences, Inc.(1)	188,550	3,360
Insulet Corp.(1)	24,250	3,692
Natera, Inc.(1)	48,500	13,165
TransMedics Group, Inc.(1)	67,000	4,450
Veeva Systems, Inc. Class A(1)	18,000	3,195
		27,862

Industrials—24.1%
Amprius Technologies, Inc.(1)	61,850	857
Axon Enterprise, Inc.(1)	44,175	24,765
Comfort Systems USA, Inc.	2,700	5,351
Karman Holdings, Inc.(1)	153,175	7,647
Quanta Services, Inc.	20,100	14,473
Rocket Lab Corp.(1)	166,600	16,935
Uber Technologies, Inc.(1)	89,500	6,458
Vertiv Holdings Co. Class A	43,250	14,481
	Shares	Value

Industrials—continued
Xometry, Inc. Class A(1)	23,500	$2,268
		93,235

Information Technology—39.3%
Advanced Micro Devices, Inc.(1)	48,700	28,290
AppLovin Corp. Class A(1)	11,500	5,925
Coherent Corp.(1)	9,625	3,797
Credo Technology Group Holding Ltd.(1)	60,900	16,562
Crowdstrike Holdings, Inc. Class A(1)	16,325	12,458
Marvell Technology, Inc.	7,000	2,085
Monolithic Power Systems, Inc.	8,490	11,736
nLIGHT, Inc.(1)	42,000	2,924
NVIDIA Corp.	150,950	30,204
Samsara, Inc. Class A(1)	118,000	3,827
Shopify, Inc. Class A(1)	154,270	17,615
Snowflake, Inc. Class A(1)	46,950	11,949
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,250	4,417
		151,789

Total Common Stocks (Identified Cost $162,709)		384,090

Total Long-Term Investments—99.4% (Identified Cost $162,709)		384,090

TOTAL INVESTMENTS—99.4% (Identified Cost $162,709)		$384,090
Other assets and liabilities, net—0.6%		2,250
NET ASSETS—100.0%		$386,340

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$384,090	$384,090
Total Investments	$384,090	$384,090
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)(2)	$270,023	$1,280,786	$104,672
Cash	13,665	64,638	5,585
Receivables
Fund shares sold	63	1,051	7
Dividends and interest	233	814	120
Tax reclaims	19	27	—
Securities lending income	— (a)	3	—
Prepaid Trustees’ retainer	2	19	1
Prepaid expenses	16	—	41
Other assets	45	219	18
Total assets	284,066	1,347,557	110,444
Liabilities
Payables
Fund shares repurchased	134	1,695	71
Investment securities purchased	4,807	2,010	—
Collateral on securities loaned	1,978	6,669	—
Investment advisory fees	130	697	47
Distribution and service fees	20	41	5
Administration and accounting fees	30	120	15
Transfer agent and sub-transfer agent fees and expenses	74	214	22
Professional fees	18	25	18
Trustee deferred compensation plan	45	218	18
Interest expense and/or commitment fees	3	8	— (a)
Other accrued expenses	42	112	9
Total liabilities	7,281	11,809	205
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$276,785	$1,335,748	$110,239
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$207,101	$952,109	$80,436
Accumulated earnings (loss)	69,684	383,639	29,803
Net Assets	$276,785	$1,335,748	$110,239
Net Assets:
Class A	$99,670	$183,464	$26,221
Class C	$—	$4,760	$—
Class I	$80,175	$745,214	$27,025
Class R6	$96,940	$402,310	$56,993
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,637,326	13,091,510	3,166,642
Class C	—	358,653	—
Class I	7,285,676	51,156,500	2,855,214
Class R6	8,713,374	27,526,954	6,202,856
Net Asset Value and Redemption Price Per Share:*
Class A	$10.34	$14.01	$8.28
Class C	$—	$13.27	$—
Class I	$11.00	$14.57	$9.47
Class R6	$11.13	$14.62	$9.19
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.94	$14.83	$8.76
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$230,836	$1,117,043	$80,870
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
(2) Market value of securities on loan	$1,949	$6,572	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Newfleet Intermediate Municipal Bond Fund	Seix Core Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)	$171,976	$112,427	$1,167,026
Investment in affiliates at value(2)	—	—	597
Cash	4,622	958	49,153
Receivables
Investment securities sold	—	7,102	29,260
Fund shares sold	190	4	855
Dividends and interest	1,993	858	5,633
Unrealized appreciation on unfunded loan commitment(3)	—	—	3
Securities lending income	—	1	—
Prepaid Trustees’ retainer	2	1	14
Prepaid expenses	6	18	134
Other assets	26	19	191
Total assets	178,815	121,388	1,252,866
Liabilities
Payables
Fund shares repurchased	526	61	3,378
Investment securities purchased	—	7,436	97,411
Dividend distributions	73	5	425
Investment advisory fees	27	10	290
Distribution and service fees	5	1	13
Administration and accounting fees	31	16	148
Transfer agent and sub-transfer agent fees and expenses	43	11	291
Professional fees	93	19	30
Trustee deferred compensation plan	26	19	191
Interest expense and/or commitment fees	1	— (a)	33
Other accrued expenses	25	4	114
Total liabilities	850	7,582	102,324
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$177,965	$113,806	$1,150,542
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$185,630	$128,968	$2,066,309
Accumulated earnings (loss)	(7,665)	(15,162)	(915,767)
Net Assets	$177,965	$113,806	$1,150,542
Net Assets:
Class A	$26,172	$3,888	$46,630
Class C	$—	$—	$4,182
Class I	$151,793	$22,234	$844,653
Class R6	$—	$87,684	$255,077
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,356,529	418,917	6,144,553
Class C	—	—	550,705
Class I	13,686,459	2,395,576	111,274,315
Class R6	—	9,441,938	33,574,211
Net Asset Value and Redemption Price Per Share:*
Class A	$11.11	$9.28	$7.59
Class C	$—	$—	$7.59
Class I	$11.09	$9.28	$7.59
Class R6	$—	$9.29	$7.60
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	Newfleet Intermediate Municipal Bond Fund	Seix Core Bond Fund	Seix Floating Rate High Income Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.42	$9.64	$7.80
Maximum Sales Charge - Class A	2.75%	3.75%	2.75%
(1) Investment in securities at cost	$169,700	$113,228	$1,185,092
(2) Investment in affiliates at cost	$—	$—	$599
(3) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Seix High Yield Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Investment in securities at value(1)(2)	$400,373	$76,989	$404,583
Investment in affiliates at value(3)	6,321	—	—
Cash	11,434	2,008	5,693
Receivables
Investment securities sold	—	910	8,684
Fund shares sold	362	31	393
Dividends and interest	7,703	640	1,312
Tax reclaims	3	—	—
Securities lending income	16	1	—
Prepaid Trustees’ retainer	6	1	6
Prepaid expenses	67	36	30
Other assets	68	13	68
Total assets	426,353	80,629	420,769
Liabilities
Payables
Fund shares repurchased	589	175	317
Investment securities purchased	4,729	2,152	9,728
Collateral on securities loaned	9,537	—	—
Dividend distributions	120	—	101
Investment advisory fees	105	1	26
Distribution and service fees	5	1	6
Administration and accounting fees	42	13	42
Transfer agent and sub-transfer agent fees and expenses	86	22	66
Professional fees	25	23	21
Trustee deferred compensation plan	68	13	68
Interest expense and/or commitment fees	2	1	2
Other accrued expenses	45	14	26
Total liabilities	15,353	2,415	10,403
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$411,000	$78,214	$410,366
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$669,525	$126,116	$423,908
Accumulated earnings (loss)	(258,525)	(47,902)	(13,542)
Net Assets	$411,000	$78,214	$410,366
Net Assets:
Class A	$24,773	$5,316	$28,258
Class I	$277,034	$52,708	$229,328
Class R6	$109,193	$20,190	$152,780
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,261,453	551,962	2,851,392
Class I	35,555,508	5,663,108	23,146,081
Class R6	14,007,786	2,169,771	15,399,635
Net Asset Value and Redemption Price Per Share:*
Class A	$7.60	$9.63	$9.91
Class I	$7.79	$9.31	$9.91
Class R6	$7.80	$9.31	$9.92
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.90	$10.01	$—
Maximum Sales Charge - Class A	3.75%	3.75%	— %
(1) Investment in securities at cost	$400,740	$77,987	$403,583
(2) Market value of securities on loan	$9,109	$—	$—
(3) Investment in affiliates at cost	$6,540	$—	$—

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$228,588	$247,371	$384,090
Foreign currency at value(3)	— (a)	—	—
Cash	1,893	3,809	1,037
Receivables
Fund shares sold	208	136	2,315
Dividends and interest	276	33	24
Tax reclaims	1,174	—	—
Securities lending income	32	—	—
Prepaid Trustees’ retainer	3	3	4
Prepaid expenses	28	26	23
Other assets	38	42	63
Total assets	232,240	251,420	387,556
Liabilities
Payables
Fund shares repurchased	219	139	735
Collateral on securities loaned	2,800	—	—
Investment advisory fees	130	89	214
Distribution and service fees	18	30	20
Administration and accounting fees	26	28	39
Transfer agent and sub-transfer agent fees and expenses	69	52	102
Professional fees	27	18	20
Trustee deferred compensation plan	38	41	63
Interest expense and/or commitment fees	1	1	2
Other accrued expenses	6	9	21
Total liabilities	3,334	407	1,216
Commitments and contingencies (Note 4C, 4D)	—	—	—
Net Assets	$228,906	$251,013	$386,340
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$208,253	$72,159	$102,041
Accumulated earnings (loss)	20,653	178,854	284,299
Net Assets	$228,906	$251,013	$386,340
Net Assets:
Class A	$88,679	$146,467	$98,568
Class I	$113,262	$101,763	$279,406
Class R6	$26,965	$2,783	$8,366
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	12,817,409	14,145,201	1,659,491
Class I	15,459,628	5,492,255	4,315,038
Class R6	3,639,291	147,519	128,432
Net Asset Value and Redemption Price Per Share:*
Class A	$6.92	$10.35	$59.40
Class I	$7.33	$18.53	$64.75
Class R6	$7.41	$18.87	$65.14
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.32	$10.95	$62.86
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$207,827	$96,500	$162,709
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
(2) Market value of securities on loan	$2,675	$—	$—
(3) Foreign currency at cost	$— (a)	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$2,497	$8,524	$882
Securities lending, net of fees	4	21	—
Foreign taxes withheld	1	(22)	(2)
Total investment income	2,502	8,523	880
Expenses
Investment advisory fees	930	4,315	375
Distribution and service fees, Class A	117	199	29
Distribution and service fees, Class C	1	24	— (a)
Administration and accounting fees	143	603	61
Transfer agent fees and expenses	61	260	22
Sub-transfer agent fees and expenses, Class A	46	116	20
Sub-transfer agent fees and expenses, Class C	— (a)	2	— (a)
Sub-transfer agent fees and expenses, Class I	66	612	19
Custodian fees	2	3	1
Printing fees and expenses	22	56	8
Professional fees	16	25	13
Interest expense and/or commitment fees	2	5	— (a)
Registration fees	26	35	20
Trustees’ fees and expenses	11	36	3
Miscellaneous expenses	27	69	6
Total expenses	1,470	6,360	577
Less net expenses reimbursed and/or waived by investment adviser(1)	(198)	(535)	(113)
Net expenses	1,272	5,825	464
Net investment income (loss)	1,230	2,698	416
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	31,886	222,969	11,415
Foreign currency transactions	—	—	— (a)
Net change in unrealized appreciation (depreciation) on:
Investments	12,319	30,257	9,546
Net realized and unrealized gain (loss) on investments	44,205	253,226	20,961
Net increase (decrease) in net assets resulting from operations	$45,435	$255,924	$21,377

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	Newfleet Intermediate Municipal Bond Fund	Seix Core Bond Fund	Seix Floating Rate High Income Fund
Investment Income
Dividends	$186	$21	$2,055
Dividends from affiliates	—	—	15
Interest	1,828	2,710	42,391
Securities lending, net of fees	—	2	—
Total investment income	2,014	2,733	44,461
Expenses
Investment advisory fees	305	145	2,484
Distribution and service fees, Class A	10	5	56
Distribution and service fees, Class C	—	—	22
Administration and accounting fees	72	69	658
Transfer agent fees and expenses	26	25	247
Sub-transfer agent fees and expenses, Class A	2	2	20
Sub-transfer agent fees and expenses, Class C	—	—	2
Sub-transfer agent fees and expenses, Class I	67	16	565
Custodian fees	— (a)	2	3
Printing fees and expenses	6	5	41
Professional fees	110	15	33
Interest expense and/or commitment fees	— (a)	— (a)	95
Registration fees	13	15	45
Trustees’ fees and expenses	4	4	41
Miscellaneous expenses	11	11	70
Total expenses	626	314	4,382
Less net expenses reimbursed and/or waived by investment adviser(1)	(217)	(82)	(774)
Net expenses	409	232	3,608
Net investment income (loss)	1,605	2,501	40,853
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	78	(614)	2,604
Foreign currency transactions	—	—	— (a)
Futures	—	(66)	—
Net change in unrealized appreciation (depreciation) on:
Investments	725	(1,183)	(12,183)
Investments in affiliates	—	—	(2)
Futures	—	(20)	—
Net realized and unrealized gain (loss) on investments	803	(1,883)	(9,581)
Net increase (decrease) in net assets resulting from operations	$2,408	$618	$31,272

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	Seix High Yield Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$190	$20	$92
Dividends from affiliates	232	—	—
Interest	13,975	1,997	9,256
Securities lending, net of fees	77	1	— (a)
Total investment income	14,474	2,018	9,348
Expenses
Investment advisory fees	922	105	406
Distribution and service fees, Class A	31	7	36
Administration and accounting fees	214	54	212
Transfer agent fees and expenses	89	19	90
Sub-transfer agent fees and expenses, Class A	18	5	6
Sub-transfer agent fees and expenses, Class I	177	39	145
Custodian fees	1	2	2
Printing fees and expenses	15	7	13
Professional fees	20	17	19
Interest expense and/or commitment fees	1	— (a)	1
Registration fees	22	16	18
Trustees’ fees and expenses	13	3	13
Miscellaneous expenses	31	14	28
Total expenses	1,554	288	989
Less net expenses reimbursed and/or waived by investment adviser(1)	(279)	(100)	(244)
Net expenses	1,275	188	745
Net investment income (loss)	13,199	1,830	8,603
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,656)	(694)	(3)
Investments in affiliates	(222)	—	—
Futures	—	(52)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,821)	(544)	(1,467)
Investments in affiliates	123	—	—
Futures	—	(15)	—
Net realized and unrealized gain (loss) on investments	(7,576)	(1,305)	(1,470)
Net increase (decrease) in net assets resulting from operations	$5,623	$525	$7,133

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$1,915	$635	$98
European Union tax reclaims(1)	4	—	—
Securities lending, net of fees	172	—	—
Foreign taxes withheld	(127)	(1)	(2)
Total investment income	1,964	634	96
Expenses
Investment advisory fees	1,042	550	1,557
Distribution and service fees, Class A	114	178	123
Distribution and service fees, Class C	1	—	—
Administration and accounting fees	133	132	204
Transfer agent fees and expenses	63	55	86
Sub-transfer agent fees and expenses, Class A	45	51	61
Sub-transfer agent fees and expenses, Class I	78	67	167
European Union tax reclaim fees	— (a)	—	—
Custodian fees	1	1	1
Printing fees and expenses	15	10	20
Professional fees	19	14	18
Interest expense and/or commitment fees	1	1	3
Registration fees	24	20	26
Trustees’ fees and expenses	10	8	15
Miscellaneous expenses	30	11	17
Total expenses	1,576	1,098	2,298
Less net expenses reimbursed and/or waived by investment adviser(2)	(186)	(24)	(233)
Net expenses	1,390	1,074	2,065
Net investment income (loss)	574	(440)	(1,969)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,960	28,607	66,293
Foreign currency transactions	(85)	—	—
Foreign capital gains tax	24	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(18,398)	(23,347)	(47,632)
Foreign currency translations	31	—	—
Net realized and unrealized gain (loss) on investments	(11,468)	5,260	18,661
Net increase (decrease) in net assets resulting from operations	$(10,894)	$4,820	$16,692

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,230	$5,857	$2,698	$10,516
Net realized gain (loss)	31,886	63,329	222,969	199,884
Net change in unrealized appreciation (depreciation)	12,319	(9,431)	30,257	89
Increase (decrease) in net assets resulting from operations	45,435	59,755	255,924	210,489
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4,280)	(13,877)	(5,484)	(21,797)
Class C	—	(142)	(152)	(723)
Class I	(3,280)	(14,822)	(21,500)	(103,681)
Class R6	(3,876)	(15,099)	(11,512)	(51,842)
Total dividends and distributions to shareholders	(11,436)	(43,940)	(38,648)	(178,043)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,059)	9,371	14,628	(6,922)
Class C	(930)	(312)	(603)	(1,498)
Class I	(15,331)	(216,595)	42,376	(575,641)
Class R6	2,272	(152,246)	10,170	(72,893)
Increase (decrease) in net assets from capital transactions	(16,048)	(359,782)	66,571	(656,954)
Net increase (decrease) in net assets	17,951	(343,967)	283,847	(624,508)
Net Assets
Beginning of period	258,834	602,801	1,051,901	1,676,409
End of Period	$276,785	$258,834	$1,335,748	$1,051,901
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Ceredex Small-Cap Value Equity Fund		Newfleet Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$416	$1,177	$1,605	$3,244
Net realized gain (loss)	11,415	(5,280)	78	(1,636)
Net change in unrealized appreciation (depreciation)	9,546	5,101	725	2,894
Increase (decrease) in net assets resulting from operations	21,377	998	2,408	4,502
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(27)	(127)	(97)	(150)
Class C	—	(5)	—	—
Class I	(24)	(243)	(1,507)	(3,095)
Class R6	(53)	(585)	—	—
Total dividends and distributions to shareholders	(104)	(960)	(1,604)	(3,245)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	501	(5,374)	20,132	(9)
Class C	(448)	(20)	—	—
Class I	(596)	(8,632)	33,938	(7,546)
Class R6	(2,018)	(3,360)	—	—
Increase (decrease) in net assets from capital transactions	(2,561)	(17,386)	54,070	(7,555)
Net increase (decrease) in net assets	18,712	(17,348)	54,874	(6,298)
Net Assets
Beginning of period	91,527	108,875	123,091	129,389
End of Period	$110,239	$91,527	$177,965	$123,091
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix Core Bond Fund		Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,501	$4,154	$40,853	$105,544
Net realized gain (loss)	(680)	(75)	2,604	(46,394)
Net change in unrealized appreciation (depreciation)	(1,203)	2,602	(12,185)	14,807
Increase (decrease) in net assets resulting from operations	618	6,681	31,272	73,957
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(81)	(211)	(1,519)	(3,290)
Class C	—	—	(134)	(387)
Class I	(485)	(1,121)	(29,859)	(76,846)
Class R6	(1,935)	(2,821)	(8,951)	(22,829)
Return of Capital:
Class A	—	—	—	(73)
Class C	—	—	—	(9)
Class I	—	—	—	(1,633)
Class R6	—	—	—	(479)
Total dividends and distributions to shareholders	(2,501)	(4,153)	(40,463)	(105,546)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(80)	(1,804)	2,086	825
Class C	—	—	(380)	(1,673)
Class I	(1,464)	(10,136)	(38,729)	(195,822)
Class R6	(3,186)	61,415	2,863	(6,888)
Increase (decrease) in net assets from capital transactions	(4,730)	49,475	(34,160)	(203,558)
Net increase (decrease) in net assets	(6,613)	52,003	(43,351)	(235,147)
Net Assets
Beginning of period	120,419	68,416	1,193,893	1,429,040
End of Period	$113,806	$120,419	$1,150,542	$1,193,893
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix High Yield Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$13,199	$28,005	$1,830	$4,716
Net realized gain (loss)	(1,878)	(4,528)	(746)	(731)
Net change in unrealized appreciation (depreciation)	(5,698)	5,190	(559)	3,230
Increase (decrease) in net assets resulting from operations	5,623	28,667	525	7,215
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(780)	(1,956)	(109)	(236)
Class I	(8,870)	(19,313)	(1,255)	(3,394)
Class R6	(3,544)	(6,740)	(465)	(1,086)
Total dividends and distributions to shareholders	(13,194)	(28,009)	(1,829)	(4,716)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,342)	(5,504)	(135)	(828)
Class I	1,579	(21,413)	(10,980)	(35,014)
Class R6	955	17,494	(1,565)	(4,690)
Increase (decrease) in net assets from capital transactions	1,192	(9,423)	(12,680)	(40,532)
Net increase (decrease) in net assets	(6,379)	(8,765)	(13,984)	(38,033)
Net Assets
Beginning of period	417,379	426,144	92,198	130,231
End of Period	$411,000	$417,379	$78,214	$92,198
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix U.S. Government Securities Ultra-Short Bond Fund		SGA International Growth Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$8,603	$17,730	$574	$765
Net realized gain (loss)	(3)	(213)	6,899	(5,112)
Net change in unrealized appreciation (depreciation)	(1,467)	2,461	(18,367)	35,485
Increase (decrease) in net assets resulting from operations	7,133	19,978	(10,894)	31,138
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(565)	(1,029)	(38)	(1,296)
Class C	—	—	—	(16)
Class I	(4,812)	(10,586)	(46)	(2,030)
Class R6	(3,222)	(6,112)	(11)	(791)
Total dividends and distributions to shareholders	(8,599)	(17,727)	(95)	(4,133)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	560	6,070	(8,347)	(9,626)
Class C	—	—	(1,229)	(1,166)
Class I	(3,225)	9,973	(28,914)	(93,929)
Class R6	4,449	41,451	(4,430)	(10,646)
Increase (decrease) in net assets from capital transactions	1,784	57,494	(42,920)	(115,367)
Net increase (decrease) in net assets	318	59,745	(53,909)	(88,362)
Net Assets
Beginning of period	410,048	350,303	282,815	371,177
End of Period	$410,366	$410,048	$228,906	$282,815
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(440)	$(897)	$(1,969)	$(4,995)
Net realized gain (loss)	28,607	5,471	66,293	110,232
Net change in unrealized appreciation (depreciation)	(23,347)	36,412	(47,632)	(58,530)
Increase (decrease) in net assets resulting from operations	4,820	40,986	16,692	46,707
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,262)	(3,196)	(4,077)	—
Class I	(486)	(1,263)	(10,633)	—
Class R6	(16)	(42)	(316)	—
Total dividends and distributions to shareholders	(1,764)	(4,501)	(15,026)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,814)	(9,106)	(14,869)	(29,309)
Class I	(6,389)	25,826	(37,597)	(95,696)
Class R6	(870)	(913)	(16,222)	(8,881)
Increase (decrease) in net assets from capital transactions	(12,073)	15,807	(68,688)	(133,886)
Net increase (decrease) in net assets	(9,017)	52,292	(67,022)	(87,179)
Net Assets
Beginning of period	260,030	207,738	453,362	540,541
End of Period	$251,013	$260,030	$386,340	$453,362
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/26 to 6/30/26(8)	$9.14	0.03	1.63	1.66	—	—	(0.46)	(0.46)	—	1.20	$10.34	18.28%	$99,670	1.24%	1.29%	0.64%	103%
1/1/25 to 12/31/25	9.64	0.08	1.03	1.11	(0.31)	—	(1.30)	(1.61)	—	(0.50)	9.14	11.77	90,099	1.24	1.25	0.83	157
1/1/24 to 12/31/24	10.75	0.08	1.00	1.08	(0.11)	—	(2.08)	(2.19)	—	(1.11)	9.64	10.26	84,613	1.24	1.25	0.75	112
1/1/23 to 12/31/23	9.62	0.11	1.28	1.39	(0.15)	—	(0.11)	(0.26)	—	1.13	10.75	14.57	104,316	1.24	1.27	1.12	132
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	—	(0.98)	(1.09)	— (9)	(2.92)	9.62	(14.34)	138,781	1.26 (10)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	—	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (11)(12)	1.24	0.55	159
Class I
1/1/26 to 6/30/26(8)	$9.68	0.05	1.73	1.78	—	—	(0.46)	(0.46)	—	1.32	$11.00	18.50%	$80,175	0.89%	1.09%	1.00%	103%
1/1/25 to 12/31/25	9.96	0.11	1.07	1.18	(0.16)	—	(1.30)	(1.46)	—	(0.28)	9.68	12.08	84,733	0.97	1.08	1.03	157
1/1/24 to 12/31/24	11.04	0.12	1.02	1.14	(0.14)	—	(2.08)	(2.22)	—	(1.08)	9.96	10.51	291,616	0.97	1.10	1.01	112
1/1/23 to 12/31/23	9.86	0.14	1.31	1.45	(0.16)	—	(0.11)	(0.27)	—	1.18	11.04	14.87	380,748	0.97	1.12	1.42	132
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	—	(0.98)	(1.10)	— (9)	(2.93)	9.86	(14.07)	327,199	0.98 (10)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	—	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
Class R6
1/1/26 to 6/30/26(8)	$9.78	0.06	1.75	1.81	—	—	(0.46)	(0.46)	—	1.35	$11.13	18.62%	$96,940	0.72%	0.93%	1.15%	103%
1/1/25 to 12/31/25	10.10	0.14	1.08	1.22	(0.24)	—	(1.30)	(1.54)	—	(0.32)	9.78	12.38	83,124	0.72	0.89	1.37	157
1/1/24 to 12/31/24	11.17	0.15	1.04	1.19	(0.18)	—	(2.08)	(2.26)	—	(1.07)	10.10	10.87	225,335	0.72	0.89	1.26	112
1/1/23 to 12/31/23	9.99	0.17	1.32	1.49	(0.20)	—	(0.11)	(0.31)	—	1.18	11.17	15.09	242,406	0.72	0.87	1.65	132
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	—	(0.98)	(1.14)	— (9)	(2.97)	9.99	(13.85)	268,455	0.73 (10)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	—	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/26 to 6/30/26(8)	$11.64	0.01	2.79	2.80	(0.02)	—	(0.41)	(0.43)	—	2.37	$14.01	24.10%	$183,464	1.30% (12)	1.30%	0.13%	146%
1/1/25 to 12/31/25	11.70	0.06	1.89	1.95	(0.11)	—	(1.90)	(2.01)	—	(0.06)	11.64	17.24	140,367	1.31 (12)	1.31	0.48	192
1/1/24 to 12/31/24	11.52	0.06	1.05	1.11	(0.10)	—	(0.83)	(0.93)	—	0.18	11.70	9.76	146,811	1.29 (12)	1.29	0.51	141
1/1/23 to 12/31/23	10.51	0.06	1.06	1.12	(0.11)	—	—	(0.11)	—	1.01	11.52	10.63	175,541	1.29 (12)	1.29	0.56	140
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	—	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (10)(12)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (12)	1.28	0.05	157
Class C
1/1/26 to 6/30/26(8)	$11.07	(0.02)	2.65	2.63	(0.02)	—	(0.41)	(0.43)	—	2.20	$13.27	23.81%	$4,760	1.76%	2.01%	(0.35) %	146%
1/1/25 to 12/31/25	11.20	— (9)	1.81	1.81	(0.04)	—	(1.90)	(1.94)	—	(0.13)	11.07	16.76	4,496	1.76	2.01	0.03	192
1/1/24 to 12/31/24	11.06	— (9)	1.00	1.00	(0.03)	—	(0.83)	(0.86)	—	0.14	11.20	9.17	6,037	1.76	2.00	0.03	141
1/1/23 to 12/31/23	10.08	0.01	1.01	1.02	(0.04)	—	—	(0.04)	—	0.98	11.06	10.10	8,833	1.76	1.91	0.07	140
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	—	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (10)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class I
1/1/26 to 6/30/26(8)	$12.07	0.03	2.90	2.93	(0.02)	—	(0.41)	(0.43)	—	2.50	$14.57	24.32%	$745,214	0.99% (12)	1.09%	0.44%	146%
1/1/25 to 12/31/25	12.00	0.09	1.96	2.05	(0.08)	—	(1.90)	(1.98)	—	0.07	12.07	17.66	582,333	1.04 (12)	1.04	0.72	192
1/1/24 to 12/31/24	11.80	0.10	1.06	1.16	(0.13)	—	(0.83)	(0.96)	—	0.20	12.00	9.95	1,131,149	1.01 (12)	1.01	0.79	141
1/1/23 to 12/31/23	10.76	0.09	1.09	1.18	(0.14)	—	—	(0.14)	—	1.04	11.80	10.97	1,441,449	1.02 (12)	1.02	0.85	140
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	—	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (10)(12)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	—	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (12)	1.00	0.34	157
Class R6
1/1/26 to 6/30/26(8)	$12.10	0.04	2.91	2.95	(0.02)	—	(0.41)	(0.43)	—	2.52	$14.62	24.35%	$402,310	0.79%	0.90%	0.63%	146%
1/1/25 to 12/31/25	12.07	0.12	1.98	2.10	(0.17)	—	(1.90)	(2.07)	—	0.03	12.10	17.92	324,705	0.79	0.90	1.00	192
1/1/24 to 12/31/24	11.86	0.13	1.07	1.20	(0.16)	—	(0.83)	(0.99)	—	0.21	12.07	10.24	392,412	0.79	0.88	1.00	141
1/1/23 to 12/31/23	10.81	0.12	1.09	1.21	(0.16)	—	—	(0.16)	—	1.05	11.86	11.21	568,731	0.79	0.87	1.06	140
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	—	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (10)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	—	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157

Ceredex Small-Cap Value Equity Fund
Class A
1/1/26 to 6/30/26(8)	$6.72	0.01	1.56	1.57	(0.01)	—	—	(0.01)	—	1.56	$8.28	23.34%	$26,221	1.41%	1.44%	0.36%	72%
1/1/25 to 12/31/25	6.69	0.05	0.02	0.07	(0.04)	—	—	(0.04)	—	0.03	6.72	1.05	20,864	1.46	1.46	0.73	77
1/1/24 to 12/31/24	7.03	0.05	0.55	0.60	(0.07)	—	(0.87)	(0.94)	—	(0.34)	6.69	8.67	26,271	1.46	1.54	0.71	79
1/1/23 to 12/31/23	7.15	0.07	0.92	0.99	(0.27)	—	(0.84)	(1.11)	—	(0.12)	7.03	14.30	29,003	1.45	1.46	0.91	94
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	—	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (10)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	—	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (13)	1.46	0.39	69
Class I
1/1/26 to 6/30/26(8)	$7.65	0.04	1.79	1.83	(0.01)	—	—	(0.01)	—	1.82	$9.47	23.77%	$27,025	0.82%	1.18%	0.94%	72%
1/1/25 to 12/31/25	7.61	0.10	0.02	0.12	(0.08)	—	—	(0.08)	—	0.04	7.65	1.61	22,365	0.82	1.21	1.36	77
1/1/24 to 12/31/24	7.86	0.08	0.62	0.70	(0.08)	—	(0.87)	(0.95)	—	(0.25)	7.61	9.00	30,771	1.15	1.29	1.02	79
1/1/23 to 12/31/23	7.66	0.09	1.00	1.09	(0.05)	—	(0.84)	(0.89)	—	0.20	7.86	14.70	35,343	1.14	1.22	1.11	94
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	—	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (10)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	—	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (13)	1.20	0.68	69
Class R6
1/1/26 to 6/30/26(8)	$7.43	0.04	1.73	1.77	(0.01)	—	—	(0.01)	—	1.76	$9.19	23.80%	$56,993	0.77%	1.02%	0.99%	72%
1/1/25 to 12/31/25	7.39	0.10	0.03	0.13	(0.09)	—	—	(0.09)	—	0.04	7.43	1.76	47,886	0.77	1.04	1.42	77
1/1/24 to 12/31/24	7.68	0.11	0.60	0.71	(0.13)	—	(0.87)	(1.00)	—	(0.29)	7.39	9.34	51,399	0.88	1.11	1.32	79
1/1/23 to 12/31/23	7.69	0.12	1.00	1.12	(0.29)	—	(0.84)	(1.13)	—	(0.01)	7.68	14.97	35,255	0.87	1.06	1.47	94
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	—	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (10)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	—	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Newfleet Intermediate Municipal Bond Fund
Class A
1/1/26 to 6/30/26(8)	$11.06	0.14	0.04	0.18	(0.13)	—	—	(0.13)	—	0.05	$11.11	1.67%	$26,172	0.80% (14)	1.15%	2.52%	13%
1/1/25 to 12/31/25	10.94	0.28	0.12	0.40	(0.28)	—	—	(0.28)	—	0.12	11.06	3.70	5,937	0.68 (14)	1.08	2.55	51
1/1/24 to 12/31/24	11.08	0.26	(0.13)	0.13	(0.27)	—	—	(0.27)	—	(0.14)	10.94	1.15	5,881	0.67	1.06	2.39	41
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	—	0.29	11.08	5.04	6,902	0.66	1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	—	(0.94)	10.79	(6.62)	7,086	0.69 (10)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	—	(0.26)	11.73	(0.04)	7,592	0.71 (13)	1.01	0.58	95
Class I
1/1/26 to 6/30/26(8)	$11.04	0.14	0.05	0.19	(0.14)	—	—	(0.14)	—	0.05	$11.09	1.75%	$151,793	0.66% (14)	1.01%	2.62%	13%
1/1/25 to 12/31/25	10.92	0.30	0.12	0.42	(0.30)	—	—	(0.30)	—	0.12	11.04	3.88	117,154	0.51 (14)	0.88	2.71	51
1/1/24 to 12/31/24	11.07	0.28	(0.15)	0.13	(0.28)	—	—	(0.28)	—	(0.15)	10.92	1.21	123,508	0.52	0.87	2.54	41
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	—	0.29	11.07	5.19	134,074	0.51	0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	—	(0.94)	10.78	(6.49)	152,491	0.53 (10)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	—	(0.26)	11.72	0.11	249,172	0.56 (13)	0.80	0.73	95

Seix Core Bond Fund
Class A
1/1/26 to 6/30/26(8)	$9.43	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	—	(0.15)	$9.28	0.41%	$3,888	0.64%	0.86%	4.08%	68%
1/1/25 to 12/31/25	9.23	0.38	0.20	0.58	(0.38)	—	—	(0.38)	—	0.20	9.43	6.37	4,033	0.64	0.93	4.06	173
1/1/24 to 12/31/24	9.51	0.38	(0.28)	0.10	(0.38)	—	—	(0.38)	—	(0.28)	9.23	1.02	5,739	0.64	0.99	4.00	177
1/1/23 to 12/31/23	9.40	0.34	0.11	0.45	(0.34)	—	—	(0.34)	—	0.11	9.51	4.86	5,908	0.64	1.02	3.59	161
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	—	(1.80)	9.40	(13.85)	6,240	0.66 (10)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	—	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
Class I
1/1/26 to 6/30/26(8)	$9.43	0.20	(0.15)	0.05	(0.20)	—	—	(0.20)	—	(0.15)	$9.28	0.48%	$22,234	0.50%	0.64%	4.22%	68%
1/1/25 to 12/31/25	9.23	0.39	0.20	0.59	(0.39)	—	—	(0.39)	—	0.20	9.43	6.51	24,072	0.50	0.66	4.19	173
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	—	(0.29)	9.23	1.06	33,605	0.50	0.69	4.14	177
1/1/23 to 12/31/23	9.40	0.35	0.12	0.47	(0.35)	—	—	(0.35)	—	0.12	9.52	5.11	45,509	0.50	0.71	3.72	161
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	—	(1.80)	9.40	(13.72)	52,113	0.51 (10)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	—	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
Class R6
1/1/26 to 6/30/26(8)	$9.44	0.20	(0.15)	0.05	(0.20)	—	—	(0.20)	—	(0.15)	$9.29	0.55%	$87,684	0.36%	0.50%	4.36%	68%
1/1/25 to 12/31/25	9.23	0.40	0.21	0.61	(0.40)	—	—	(0.40)	—	0.21	9.44	6.78	92,314	0.36	0.53	4.29	173
1/1/24 to 12/31/24	9.52	0.39	(0.28)	0.11	(0.40)	—	—	(0.40)	—	(0.29)	9.23	1.20	29,072	0.36	0.57	4.15	177
1/1/23 to 12/31/23	9.40	0.36	0.12	0.48	(0.36)	—	—	(0.36)	—	0.12	9.52	5.26	1,997	0.36	0.60	3.90	161
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	—	(1.80)	9.40	(13.60)	1,573	0.38 (10)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	—	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Seix Floating Rate High Income Fund
Class A
1/1/26 to 6/30/26(8)	$7.65	0.26	(0.07)	0.19	(0.25)	—	—	(0.25)	—	(0.06)	$7.59	2.57%	$46,630	0.96% (15)	0.99%	6.83%	31%
1/1/25 to 12/31/25	7.81	0.57	(0.16)	0.41	(0.56)	(0.01)	—	(0.57)	—	(0.16)	7.65	5.49	44,881	0.95 (15)	0.98	7.44	63
1/1/24 to 12/31/24	7.92	0.67	(0.05)	0.62	(0.73)	—	—	(0.73)	—	(0.11)	7.81	8.22	45,058	0.96 (15)	0.96	8.55	110
1/1/23 to 12/31/23	7.74	0.69	0.18	0.87	(0.69)	—	—	(0.69)	—	0.18	7.92	11.65	33,242	0.96 (15)	0.99	8.76	45
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	—	(0.49)	7.74	(1.20)	32,916	0.97 (10)(12)(15)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	—	0.14	8.23	5.14	42,301	0.95 (11)(12)(15)	0.95	3.35	72
Class C
1/1/26 to 6/30/26(8)	$7.65	0.24	(0.07)	0.17	(0.23)	—	—	(0.23)	—	(0.06)	$7.59	2.28%	$4,182	1.54% (15)	1.75%	6.25%	31%
1/1/25 to 12/31/25	7.81	0.53	(0.16)	0.37	(0.52)	(0.01)	—	(0.53)	—	(0.16)	7.65	4.89	4,597	1.53 (15)	1.74	6.86	63
1/1/24 to 12/31/24	7.92	0.63	(0.05)	0.58	(0.69)	—	—	(0.69)	—	(0.11)	7.81	7.60	6,404	1.54 (15)	1.72	8.02	110
1/1/23 to 12/31/23	7.75	0.64	0.17	0.81	(0.64)	—	—	(0.64)	—	0.17	7.92	10.87	7,183	1.54 (15)	1.75	8.14	45
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	—	(0.49)	7.75	(1.77)	10,793	1.55 (10)(15)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	—	0.15	8.24	4.65	14,303	1.54 (15)	1.73	2.74	72
Class I
1/1/26 to 6/30/26(8)	$7.65	0.27	(0.06)	0.21	(0.27)	—	—	(0.27)	—	(0.06)	$7.59	2.74%	$844,653	0.64% (15)	0.78%	7.14%	31%
1/1/25 to 12/31/25	7.81	0.59	(0.15)	0.44	(0.59)	(0.01)	—	(0.60)	—	(0.16)	7.65	5.83	890,135	0.63 (15)	0.76	7.75	63
1/1/24 to 12/31/24	7.92	0.70	(0.05)	0.65	(0.76)	—	—	(0.76)	—	(0.11)	7.81	8.57	1,109,864	0.64 (15)	0.75	8.93	110
1/1/23 to 12/31/23	7.74	0.71	0.18	0.89	(0.71)	—	—	(0.71)	—	0.18	7.92	12.00	1,303,700	0.64 (15)	0.77	9.02	45
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	—	(0.49)	7.74	(0.89)	1,795,243	0.65 (10)(15)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	—	0.14	8.23	5.47	2,102,532	0.64 (15)	0.73	3.65	72
Class R6
1/1/26 to 6/30/26(8)	$7.65	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	$7.60	2.65%	$255,077	0.54% (15)	0.65%	7.24%	31%
1/1/25 to 12/31/25	7.82	0.60	(0.17)	0.43	(0.59)	(0.01)	—	(0.60)	—	(0.17)	7.65	5.80	254,280	0.53 (15)	0.64	7.85	63
1/1/24 to 12/31/24	7.92	0.71	(0.04)	0.67	(0.77)	—	—	(0.77)	—	(0.10)	7.82	8.82	267,714	0.54 (15)	0.62	8.97	110
1/1/23 to 12/31/23	7.75	0.72	0.17	0.89	(0.72)	—	—	(0.72)	—	0.17	7.92	11.97	187,764	0.54 (15)	0.64	9.13	45
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	—	(0.49)	7.75	(0.78)	252,100	0.55 (10)(15)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	8.24	5.57	255,611	0.54 (15)	0.62	3.76	72

Seix High Yield Fund
Class A
1/1/26 to 6/30/26(8)	$7.74	0.24	(0.14)	0.10	(0.24)	—	—	(0.24)	—	(0.14)	$7.60	1.26%	$24,773	0.82%	1.05%	6.25%	32%
1/1/25 to 12/31/25	7.71	0.50	0.03	0.53	(0.50)	—	—	(0.50)	—	0.03	7.74	7.15	26,579	0.82	1.02	6.55	69
1/1/24 to 12/31/24	7.71	0.52	(0.01)	0.51	(0.51)	—	—	(0.51)	—	—	7.71	6.85	31,997	0.82	1.08	6.73	72
1/1/23 to 12/31/23	7.27	0.45	0.44	0.89	(0.45)	—	—	(0.45)	—	0.44	7.71	12.68	10,498	0.81	1.10	6.11	74
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	—	(1.29)	7.27	(10.70)	11,178	0.84 (10)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
Class I
1/1/26 to 6/30/26(8)	$7.94	0.25	(0.15)	0.10	(0.25)	—	—	(0.25)	—	(0.15)	$7.79	1.27%	$277,034	0.64%	0.78%	6.42%	32%
1/1/25 to 12/31/25	7.91	0.53	0.03	0.56	(0.53)	—	—	(0.53)	—	0.03	7.94	7.33	280,556	0.64	0.77	6.72	69
1/1/24 to 12/31/24	7.91	0.55	(0.01)	0.54	(0.54)	—	—	(0.54)	—	—	7.91	7.04	301,682	0.64	0.81	6.89	72
1/1/23 to 12/31/23	7.46	0.48	0.45	0.93	(0.48)	—	—	(0.48)	—	0.45	7.91	12.87	172,351	0.63	0.78	6.28	74
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	—	(1.32)	7.46	(10.51)	208,171	0.65 (10)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	—	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix High Yield Fund (Continued)
Class R6
1/1/26 to 6/30/26(8)	$7.94	0.25	(0.14)	0.11	(0.25)	—	—	(0.25)	—	(0.14)	$7.80	1.45%	$109,193	0.53%	0.65%	6.54%	32%
1/1/25 to 12/31/25	7.92	0.54	0.02	0.56	(0.54)	—	—	(0.54)	—	0.02	7.94	7.31	110,244	0.53	0.65	6.82	69
1/1/24 to 12/31/24	7.91	0.55	0.01	0.56	(0.55)	—	—	(0.55)	—	0.01	7.92	7.29	92,465	0.53	0.68	6.99	72
1/1/23 to 12/31/23	7.46	0.49	0.45	0.94	(0.49)	—	—	(0.49)	—	0.45	7.91	12.99	54,823	0.52	0.66	6.47	74
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	—	(1.32)	7.46	(10.41)	40,199	0.55 (10)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	—	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93

Seix Total Return Bond Fund
Class A
1/1/26 to 6/30/26(8)	$9.78	0.20	(0.15)	0.05	(0.20)	—	—	(0.20)	—	(0.15)	$9.63	0.45%	$5,316	0.70%	0.98%	4.05%	69%
1/1/25 to 12/31/25	9.55	0.39	0.23	0.62	(0.39)	—	—	(0.39)	—	0.23	9.78	6.63	5,533	0.70	0.97	4.06	147
1/1/24 to 12/31/24	9.85	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.55	0.88	6,223	0.70	0.88	3.98	149
1/1/23 to 12/31/23	9.75	0.34	0.08	0.42	(0.32)	—	—	(0.32)	—	0.10	9.85	4.37	6,198	0.69	0.94	3.52	167
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	—	(1.88)	9.75	(13.70)	7,707	0.72 (10)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	—	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
Class I
1/1/26 to 6/30/26(8)	$9.45	0.20	(0.14)	0.06	(0.20)	—	—	(0.20)	—	(0.14)	$9.31	0.63%	$52,708	0.46%	0.69%	4.27%	69%
1/1/25 to 12/31/25	9.23	0.40	0.22	0.62	(0.40)	—	—	(0.40)	—	0.22	9.45	6.86	64,580	0.46	0.66	4.32	147
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	—	(0.29)	9.23	1.13	97,792	0.46	0.64	4.21	149
1/1/23 to 12/31/23	9.42	0.35	0.08	0.43	(0.33)	—	—	(0.33)	—	0.10	9.52	4.65	116,684	0.45	0.60	3.75	167
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	—	(1.83)	9.42	(13.57)	152,706	0.48 (10)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	—	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
Class R6
1/1/26 to 6/30/26(8)	$9.45	0.21	(0.14)	0.07	(0.21)	—	—	(0.21)	—	(0.14)	$9.31	0.70%	$20,190	0.31%	0.56%	4.43%	69%
1/1/25 to 12/31/25	9.23	0.42	0.22	0.64	(0.42)	—	—	(0.42)	—	0.22	9.45	7.02	22,085	0.31	0.53	4.46	147
1/1/24 to 12/31/24	9.52	0.41	(0.29)	0.12	(0.41)	—	—	(0.41)	—	(0.29)	9.23	1.28	26,216	0.31	0.47	4.36	149
1/1/23 to 12/31/23	9.42	0.37	0.07	0.44	(0.34)	—	—	(0.34)	—	0.10	9.52	4.81	36,725	0.30	0.48	3.92	167
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	—	(1.82)	9.42	(13.36)	41,237	0.32 (10)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	—	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/26 to 6/30/26(8)	$9.95	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	$9.91	1.55%	$28,258	0.65%	0.71%	3.94%	10%
1/1/25 to 12/31/25	9.89	0.44	0.06	0.50	(0.44)	—	—	(0.44)	—	0.06	9.95	5.13	27,801	0.65	0.72	4.40	37
1/1/24 to 12/31/24	9.84	0.49	0.05	0.54	(0.49)	—	—	(0.49)	—	0.05	9.89	5.62	21,590	0.65	0.79	4.97	37
1/1/23 to 12/31/23	9.75	0.41	0.08	0.49	(0.40)	—	—	(0.40)	—	0.09	9.84	5.17	14,985	0.65	0.68	4.15	4
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	—	(0.26)	9.75	(1.39)	13,607	0.68 (10)(11)(12)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (9)	— (9)	—	— (9)	—	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix U.S. Government Securities Ultra-Short Bond Fund (Continued)
Class I
1/1/26 to 6/30/26(8)	$9.94	0.21	(0.03)	0.18	(0.21)	—	—	(0.21)	—	(0.03)	$9.91	1.78%	$229,328	0.40%	0.52%	4.20%	10%
1/1/25 to 12/31/25	9.88	0.46	0.06	0.52	(0.46)	—	—	(0.46)	—	0.06	9.94	5.39	233,379	0.40	0.53	4.66	37
1/1/24 to 12/31/24	9.84	0.51	0.05	0.56	(0.52)	—	—	(0.52)	—	0.04	9.88	5.77	222,103	0.40	0.58	5.21	37
1/1/23 to 12/31/23	9.75	0.42	0.10	0.52	(0.43)	—	—	(0.43)	—	0.09	9.84	5.44	204,124	0.40	0.51	4.33	4
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	—	(0.25)	9.75	(1.05)	343,827	0.43 (10)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	—	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
Class R6
1/1/26 to 6/30/26(8)	$9.96	0.21	(0.04)	0.17	(0.21)	—	—	(0.21)	—	(0.04)	$9.92	1.75%	$152,780	0.26%	0.39%	4.34%	10%
1/1/25 to 12/31/25	9.90	0.47	0.07	0.54	(0.48)	—	—	(0.48)	—	0.06	9.96	5.54	148,868	0.26	0.40	4.78	37
1/1/24 to 12/31/24	9.85	0.53	0.05	0.58	(0.53)	—	—	(0.53)	—	0.05	9.90	6.03	106,610	0.26	0.47	5.32	37
1/1/23 to 12/31/23	9.77	0.44	0.08	0.52	(0.44)	—	—	(0.44)	—	0.08	9.85	5.48	42,421	0.25	0.40	4.45	4
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	—	(0.25)	9.77	(0.90)	74,922	0.28 (10)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	—	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52

SGA International Growth Fund
Class A
1/1/26 to 6/30/26(8)	$7.21	0.01	(0.30)	(0.29)	— (9)	—	—	— (9)	—	(0.29)	$6.92	(3.98) %	$88,679	1.30%	1.45%	0.31%	16%
1/1/25 to 12/31/25	6.67	— (9)	0.63	0.63	(0.02)	—	(0.07)	(0.09)	—	0.54	7.21	9.39	101,065	1.31	1.42	0.05	33
1/1/24 to 12/31/24	9.41	0.01	(0.66)	(0.65)	— (9)	—	(2.09)	(2.09)	—	(2.74)	6.67	(7.20)	102,204	1.31 (16)	1.49	0.07	22 (17)
1/1/23 to 12/31/23	8.05	0.01	1.36	1.37	—	—	(0.01)	(0.01)	—	1.36	9.41	17.05	7,708	1.32	1.57	0.09	10
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (10)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
Class I
1/1/26 to 6/30/26(8)	$7.62	0.02	(0.31)	(0.29)	— (9)	—	—	— (9)	—	(0.29)	$7.33	(3.77) %	$113,262	1.05%	1.21%	0.54%	16%
1/1/25 to 12/31/25	7.03	0.02	0.66	0.68	(0.02)	—	(0.07)	(0.09)	—	0.59	7.62	9.66	148,040	1.06	1.18	0.31	33
1/1/24 to 12/31/24	9.77	0.03	(0.68)	(0.65)	— (9)	—	(2.09)	(2.09)	—	(2.74)	7.03	(6.95)	225,840	1.06 (16)	1.24	0.33	22 (17)
1/1/23 to 12/31/23	8.36	0.03	1.41	1.44	(0.02)	—	(0.01)	(0.03)	—	1.41	9.77	17.25	64,471	1.07	1.32	0.37	10
1/1/22 to 12/31/22	10.80	— (9)	(2.00)	(2.00)	—	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (10)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
Class R6
1/1/26 to 6/30/26(8)	$7.70	0.02	(0.31)	(0.29)	— (9)	—	—	— (9)	—	(0.29)	$7.41	(3.73) %	$26,965	0.95%	1.08%	0.66%	16%
1/1/25 to 12/31/25	7.11	0.03	0.67	0.70	(0.04)	—	(0.07)	(0.11)	—	0.59	7.70	9.74	32,494	0.96	1.08	0.36	33
1/1/24 to 12/31/24	9.85	0.04	(0.69)	(0.65)	— (9)	—	(2.09)	(2.09)	—	(2.74)	7.11	(6.89)	40,899	0.96 (16)	1.11	0.43	22 (17)
1/1/23 to 12/31/23	8.42	0.04	1.43	1.47	(0.03)	—	(0.01)	(0.04)	—	1.43	9.85	17.53	6,821	0.95	1.18	0.45	10
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (10)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (9)	0.93	0.93	—	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/26 to 6/30/26(8)	$10.23	(0.03)	0.24	0.21	—	—	(0.09)	(0.09)	—	0.12	$10.35	2.05%	$146,467	1.03%	0.98%	(0.51) %	17%
1/1/25 to 12/31/25	8.80	(0.05)	1.70	1.65	—	—	(0.22)	(0.22)	—	1.43	10.23	18.86	149,607	1.03	1.24	(0.49)	12
1/1/24 to 12/31/24	6.71	(0.04)	2.21	2.17	—	—	(0.08)	(0.08)	—	2.09	8.80	32.32	137,857	1.03	1.25	(0.44)	12
1/1/23 to 12/31/23	4.67	(0.03)	2.31	2.28	—	—	(0.24)	(0.24)	—	2.04	6.71	48.98	110,076	1.24 (10)	1.27	(0.53)	17
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (10)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
Class I
1/1/26 to 6/30/26(8)	$18.20	(0.01)	0.43	0.42	—	—	(0.09)	(0.09)	—	0.33	$18.53	2.30%	$101,763	0.67%	0.79%	(0.15) %	17%
1/1/25 to 12/31/25	15.48	(0.04)	2.98	2.94	—	—	(0.22)	(0.22)	—	2.72	18.20	19.05	106,778	0.77	1.05	(0.23)	12
1/1/24 to 12/31/24	11.71	(0.03)	3.88	3.85	—	—	(0.08)	(0.08)	—	3.77	15.48	32.87	65,908	0.77	1.06	(0.18)	12
1/1/23 to 12/31/23	8.01	(0.03)	3.97	3.94	—	—	(0.24)	(0.24)	—	3.70	11.71	49.28	28,986	0.98 (10)	1.08	(0.29)	17
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (10)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
Class R6
1/1/26 to 6/30/26(8)	$18.53	(0.01)	0.44	0.43	—	—	(0.09)	(0.09)	—	0.34	$18.87	2.32%	$2,783	0.62%	0.66%	(0.10) %	17%
1/1/25 to 12/31/25	15.75	(0.03)	3.03	3.00	—	—	(0.22)	(0.22)	—	2.78	18.53	19.11	3,645	0.72	0.91	(0.19)	12
1/1/24 to 12/31/24	11.91	(0.03)	3.95	3.92	—	—	(0.08)	(0.08)	—	3.84	15.75	32.91	3,973	0.72	0.92	(0.18)	12
1/1/23 to 12/31/23	8.14	(0.02)	4.03	4.01	—	—	(0.24)	(0.24)	—	3.77	11.91	49.35	302	0.91 (10)	0.96	(0.20)	17
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (10)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/26 to 6/30/26(8)	$58.94	(0.34)	3.33	2.99	—	—	(2.53)	(2.53)	—	0.46	$59.40	5.24%	$98,568	1.25%	1.38%	(1.20) %	13%
1/1/25 to 12/31/25	53.61	(0.66)	5.99	5.33	—	—	—	—	—	5.33	58.94	9.94	113,113	1.25	1.36	(1.18)	22
1/1/24 to 12/31/24	39.57	(0.55)	14.59	14.04	—	—	—	—	—	14.04	53.61	35.48	131,261	1.25	1.35	(1.20)	13
1/1/23 to 12/31/23	23.96	(0.39)	16.00	15.61	—	—	—	—	—	15.61	39.57	65.15	127,623	1.24	1.37	(1.17)	20
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (10)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
Class I
1/1/26 to 6/30/26(8)	$63.95	(0.29)	3.62	3.33	—	—	(2.53)	(2.53)	—	0.80	$64.75	5.36%	$279,406	1.00%	1.12%	(0.95) %	13%
1/1/25 to 12/31/25	58.02	(0.57)	6.50	5.93	—	—	—	—	—	5.93	63.95	10.22	314,545	1.00	1.10	(0.93)	22
1/1/24 to 12/31/24	42.72	(0.47)	15.77	15.30	—	—	—	—	—	15.30	58.02	35.81	377,637	1.00	1.10	(0.95)	13
1/1/23 to 12/31/23	25.80	(0.33)	17.25	16.92	—	—	—	—	—	16.92	42.72	65.58	386,061	0.99	1.09	(0.92)	20
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (10)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class R6
1/1/26 to 6/30/26(8)	$64.28	(0.26)	3.65	3.39	—	—	(2.53)	(2.53)	—	0.86	$65.14	5.43%	$8,366	0.90%	1.00%	(0.86) %	13%
1/1/25 to 12/31/25	58.26	(0.51)	6.53	6.02	—	—	—	—	—	6.02	64.28	10.33	25,704	0.90	0.99	(0.83)	22
1/1/24 to 12/31/24	42.86	(0.42)	15.82	15.40	—	—	—	—	—	15.40	58.26	35.93	31,643	0.90	0.99	(0.85)	13
1/1/23 to 12/31/23	25.86	(0.30)	17.30	17.00	—	—	—	—	—	17.00	42.86	65.74	21,981	0.89	0.98	(0.82)	20
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (10)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(12)	The share class is currently under its expense limitation.
(13)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(14)	Net expense ratio includes extraordinary reorganization expenses.
(15)
Ratio of total expenses excluding interest expense on borrowings for the period ended June 30, 2026 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and
0.52% (Class R6), for the year ended December 31, 2025 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended
December 31, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2023 were 0.93% (Class A),
1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A),1.54% (Class C), 0.64% (Class I) and 0.54%
(Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).

(16)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2024 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.95% (Class R6).
(17)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $502,251 and $537,375, respectively.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 12 funds (each a “Fund” or collectively, the “Funds”) of the Trust are offered for sale, which are reported in these financial statements. Each Fund has a distinct investment objective and are diversified (other than the Virtus Silvant Large-Cap Growth Stock Fund). The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
The Newfleet Intermediate Municipal Bond Fund offers Class A and Class I shares. The Ceredex Mid-Cap Value Equity Fund and Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares. All other Funds offer Class A, Class I and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Newfleet Intermediate Municipal Bond Fund and Seix Floating Rate High Income Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund are not sold with a front-end sales charge. All other Funds are sold with a front-end sales charge of up to 5.50%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund, which is not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. On January 26, 2026, Class C shares of Ceredex Large-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund and SGA International Growth Fund were converted to Class A shares.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees (the “Board”) has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
I.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Ceredex Large-Cap Value Equity Fund	$1,949	$1,949	$ —
Ceredex Mid-Cap Value Equity Fund	6,572	6,572	—
Seix High Yield Fund	9,109	9,109	—
SGA International Growth Fund	2,675	2,675	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2026 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Ceredex Large-Cap Value Equity Fund	Money Market Mutual Fund	$1,978
Ceredex Mid-Cap Value Equity Fund	Money Market Mutual Fund	6,669
Seix High Yield Fund	Money Market Mutual Fund	9,537
SGA International Growth Fund	Money Market Mutual Fund	2,800
M.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Funds’ operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures.
During the six months ended June 30, 2026, the Seix Core Bond Fund, Seix Total Return Fund and Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) from swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (CDS) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2026:
Statement Line Description	Primary Risk	Seix Core Bond Fund	Seix Total Return Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$(66)	$(52)
Total		$(66)	$(52)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$(20)	$(15)
Total		$(20)	$(15)

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended June 30, 2026.
	Seix Core Bond Fund	Seix Total Return Bond Fund
Futures Contracts - Long Positions	$(37)	$(28)
Futures Contracts - Short Positions(1)	33	25

(1)	Average unrealized for the period.
C.
Derivative Risks
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.75
Seix Core Bond Fund	0.25
Seix Floating Rate High Income Fund	0.45
Seix High Yield Fund	0.45
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.45
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
       First $500 million = none — no discount from full fee
       Next $500 million = 5% discount from full fee
       Next $4 billion = 10% discount from full fee
       Over $5 billion = 15% discount from full fee
	First $1 Billion	$1+ Billion
Newfleet Intermediate Municipal Bond Fund (1)	0.45%	0.40%

(1)	Effective June 12, 2026. For the period January 1, 2025 through June 11, 2026, the investment advisory fee was 0.50% for the first $500 million.
During the six months ended June 30, 2026, Seix Floating Rate High Income Fund and Seix High Yield Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Funds on the assets in the affiliated funds. For the six months ended June 30, 2026, the waiver amounted to $2 for Seix Floating Rate High Income Fund and $18 for Seix High Yield Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less net expenses reimbursed and/or waived by investment adviser.”

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
B.
Subadvisers
The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex(1)
Ceredex Mid-Cap Value Equity Fund	Ceredex(1)
Ceredex Small-Cap Value Equity Fund	Ceredex(1)
Newfleet Intermediate Municipal Bond Fund	Seix(2)
Seix Core Bond Fund	Seix(3)
Seix Floating Rate High Income Fund	Seix(3)
Seix High Yield Fund	Seix(3)
Seix Total Return Bond Fund	Seix(3)
Seix U.S. Government Securities Ultra-Short Bond Fund	Seix(3)
SGA International Growth Fund	SGA(4)
Silvant Large-Cap Growth Stock Fund	Silvant(5)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen(6)

(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Seix Investment Advisors (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
(4)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(5)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(6)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly. The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	N/A	0.89%(1)	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35	1.76%	0.99 (2)	0.79
Ceredex Small-Cap Value Equity Fund	1.41 (3)	N/A	0.82	0.77
Newfleet Intermediate Municipal Bond Fund	0.67	N/A	0.50	N/A
Seix Core Bond Fund	0.64	N/A	0.50	0.36
Seix Floating Rate High Income Fund	0.94	1.52	0.62	0.52
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.65	N/A	0.40	0.26
SGA International Growth Fund	1.30	N/A	1.05	0.95
Silvant Large-Cap Growth Stock Fund	1.03	N/A	0.67 (4)	0.62 (4)
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90

(1)	Effective January 1, 2026. For the period January 1, 2025 through December 31, 2025, the expense limitation for Class I shares was 0.97%.
(2)	Effective January 1, 2026. For the period January 1, 2025 through December 31, 2025, the expense limitation for Class I shares was 1.05%.
(3)	Effective January 1, 2026. For the period January 1, 2025 through December 31, 2025, the expense limitation for Class A shares was 1.46%.
(4)	Effective January 1, 2026. For the period January 1, 2025 through December 31, 2025, the expense limitations were as follows for Class I shares and Class R6 shares, respectively: 0.77% and 0.72%.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:
	Expiration
Fund	2026	2027	2028	2029	Total
Ceredex Large-Cap Value Equity Fund
Class A	$16	$18	$19	$21	$74
Class I	525	560	256	82	1,423
Class R6	190	394	339	94	1,017
Ceredex Mid-Cap Value Equity Fund
Class C	5	18	12	6	41
Class I	—	—	—	322	322
Class R6	262	440	386	207	1,295
Ceredex Small-Cap Value Equity Fund
Class A	— (1)	22	5	4	31
Class I	54	47	91	44	236
Class R6	36	97	128	65	326
Newfleet Intermediate Municipal Bond Fund
Class A	13	24	23	14	74
Class I	236	443	427	203	1,309
Seix Core Bond Fund
Class A	13	21	16	4	54
Class I	57	81	43	16	197
Class R6	3	20	107	62	192
Seix Floating Rate High Income Fund
Class A	5	3	14	7	29
Class C	9	13	12	5	39
Class I	873	1,362	1,321	619	4,175
Class R6	99	158	312	141	710
Seix High Yield Fund
Class A	17	74	53	27	171
Class I	139	456	317	175	1,087
Class R6	34	100	98	59	291
Seix Total Return Bond Fund
Class A	8	11	15	7	41
Class I	85	196	159	67	507
Class R6	37	46	54	26	163
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	2	26	16	8	52
Class I	113	367	285	137	902
Class R6	32	128	178	99	437
SGA International Growth Fund
Class A	9	201	129	70	409
Class I	70	522	248	98	938
Class R6	6	48	59	18	131
Silvant Large-Cap Growth Stock Fund
Class A	—	271	291	—	562
Class I	18	132	245	58	453
Class R6	— (1)	14	6	1	21
Zevenbergen Innovative Growth Stock Fund
Class A	84	131	136	62	413
Class I	182	380	330	164	1,056
Class R6	6	28	25	7	66

(1)	Amount is less than $500 (not in thousands).

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
During the six months ended June 30, 2026, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Total
Ceredex Small-Cap Value Equity Fund	$— (1)	$— (1)
Silvant Large-Cap Growth Stock Fund	35	35

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2026, it retained net commissions of $23 for Class A shares and CDSC of $— and $(1) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1)Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2026, the Funds incurred administration fees totaling $2,253 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2026, the Funds incurred transfer agent fees totaling $1,009 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended June 30, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the six months ended June 30, 2026, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix Floating Rate High Income Fund
Affiliated Exchange-Traded Fund—0.1%
Virtus SEIX AAA Private Credit CLO ETF(2)	$599	$—	$—	$—	$(2)	$597	24,000	$15	$—
Total	$599	$—	$—	$—	$(2)	$597		$15	$—

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Fund
Affiliated Exchange-Traded Fund—1.5%
Virtus Seix Senior Loan ETF(2)	$12,690	$—	$6,270	$(222)	$123	$6,321	273,297	$232	$—
Total	$12,690	$—	$6,270	$(222)	$123	$6,321		$232	$—

Footnote Legend:
(1)
The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Seix Floating Rate High Income Fund
was the owner of record of less than 10% of the Virtus Seix AAA Private Credit CLO ETF. The Virtus Seix High Yield Fund was the owner of record of less than
10% of the Virtus Seix Senior Loan ETF.

(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and derivatives) during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$268,173	$295,594
Ceredex Mid-Cap Value Equity Fund	1,683,200	1,719,724
Ceredex Small-Cap Value Equity Fund	70,065	76,788
Newfleet Intermediate Municipal Bond Fund	14,682	19,694
Seix Core Bond Fund	3,127	6,384
Seix Floating Rate High Income Fund	353,050	400,162
Seix High Yield Fund	132,051	129,302
Seix Total Return Bond Fund	3,429	7,308
SGA International Growth Fund	38,358	79,522
Silvant Large-Cap Growth Stock Fund	42,912	56,146
Zevenbergen Innovative Growth Stock Fund	52,007	134,750
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$75,924	$77,922
Seix Total Return Bond Fund	54,831	63,751
Seix U.S. Government Securities Ultra-Short Bond Fund	50,705	37,999

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)*		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)*		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	367	$3,604	1,234	$11,949	2,097	$28,422	905	$10,698
Reinvestment of distributions	406	4,128	1,479	13,555	357	4,943	1,776	20,563
Shares repurchased and cross class conversions	(995)	(9,791)	(1,635)	(16,133)	(1,417)	(18,737)	(3,179)	(38,183)
Net Increase / (Decrease)	(222)	$(2,059)	1,078	$9,371	1,037	$14,628	(498)	$(6,922)
Class C
Shares sold and cross class conversions	— (1)	$2	10	$91	14	$161	25	$273
Reinvestment of distributions	—	—	16	134	11	147	64	702
Shares repurchased and cross class conversions	(104)	(932)	(59)	(537)	(73)	(911)	(222)	(2,473)
Net Increase / (Decrease)	(104)	$(930)	(33)	$(312)	(48)	$(603)	(133)	$(1,498)
Class I
Shares sold and cross class conversions	339	$3,542	3,618	$36,254	8,678	$119,821	6,061	$73,424
Reinvestment of distributions	300	3,250	1,510	14,694	1,454	20,956	8,485	101,230
Shares repurchased and cross class conversions	(2,105)	(22,123)	(25,652)	(267,543)	(7,217)	(98,401)	(60,553)	(750,295)
Net Increase / (Decrease)	(1,466)	$(15,331)	(20,524)	$(216,595)	2,915	$42,376	(46,007)	$(575,641)
Class R6
Shares sold and cross class conversions	892	$9,439	8,301	$86,261	4,147	$56,820	4,112	$50,956
Reinvestment of distributions	353	3,864	1,531	15,064	698	10,093	3,810	45,766
Shares repurchased and cross class conversions	(1,035)	(11,031)	(23,645)	(253,571)	(4,158)	(56,743)	(13,603)	(169,615)
Net Increase / (Decrease)	210	$2,272	(13,813)	$(152,246)	687	$10,170	(5,681)	$(72,893)

	Ceredex Small-Cap Value Equity Fund				Newfleet Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)*		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	427	$3,257	313	$1,997	2	$20	23	$256
Shares Issued-Merger	—	—	—	—	1,862	20,601	—	—
Reinvestment of distributions	3	27	19	127	20	227	13	143
Shares repurchased and cross class conversions	(370)	(2,783)	(1,152)	(7,498)	(64)	(716)	(37)	(408)
Net Increase / (Decrease)	60	$501	(820)	$(5,374)	1,820	$20,132	(1)	$(9)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Ceredex Small-Cap Value Equity Fund				Newfleet Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)*		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	—	$—	2	$10	—	$—	—	$—
Reinvestment of distributions	—	—	1	5	—	—	—	—
Shares repurchased and cross class conversions	(84)	(448)	(7)	(35)	—	—	—	—
Net Increase / (Decrease)	(84)	$(448)	(4)	$(20)	—	$—	—	$—
Class I
Shares sold and cross class conversions	447	$3,849	270	$1,987	1,466	$16,234	2,995	$32,628
Shares Issued-Merger	—	—	—	—	3,517	38,853	—	—
Reinvestment of distributions	3	24	31	237	127	1,412	217	2,368
Shares repurchased and cross class conversions	(517)	(4,469)	(1,422)	(10,856)	(2,032)	(22,561)	(3,911)	(42,542)
Net Increase / (Decrease)	(67)	$(596)	(1,121)	$(8,632)	3,078	$33,938	(699)	$(7,546)
Class R6
Shares sold and cross class conversions	319	$2,659	1,381	$9,685	—	$—	—	$—
Reinvestment of distributions	6	53	78	585	—	—	—	—
Shares repurchased and cross class conversions	(569)	(4,730)	(1,964)	(13,630)	—	—	—	—
Net Increase / (Decrease)	(244)	$(2,018)	(505)	$(3,360)	—	$—	—	$—

	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	6	$61	109	$1,019	579	$4,396	1,286	$9,876
Reinvestment of distributions	8	79	19	180	188	1,428	408	3,127
Shares repurchased and cross class conversions	(24)	(220)	(322)	(3,003)	(493)	(3,738)	(1,593)	(12,178)
Net Increase / (Decrease)	(10)	$(80)	(194)	$(1,804)	274	$2,086	101	$825
Class C
Shares sold and cross class conversions	—	$—	—	$—	1	$12	111	$862
Reinvestment of distributions	—	—	—	—	18	133	51	389
Shares repurchased and cross class conversions	—	—	—	—	(69)	(525)	(381)	(2,924)
Net Increase / (Decrease)	—	$—	—	$—	(50)	$(380)	(219)	$(1,673)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	36	$339	124	$1,148	16,170	$122,969	31,402	$241,075
Reinvestment of distributions	48	446	111	1,045	3,684	27,946	9,615	73,785
Shares repurchased and cross class conversions	(240)	(2,249)	(1,324)	(12,329)	(24,971)	(189,644)	(66,703)	(510,682)
Net Increase / (Decrease)	(156)	$(1,464)	(1,089)	$(10,136)	(5,117)	$(38,729)	(25,686)	$(195,822)
Class R6
Shares sold and cross class conversions	1,887	$17,699	9,755	$90,740	6,973	$53,210	15,660	$120,860
Reinvestment of distributions	206	1,926	300	2,821	1,045	7,939	2,519	19,341
Shares repurchased and cross class conversions	(2,431)	(22,811)	(3,422)	(32,146)	(7,665)	(58,286)	(19,199)	(147,089)
Net Increase / (Decrease)	(338)	$(3,186)	6,633	$61,415	353	$2,863	(1,020)	$(6,888)

	Seix High Yield Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	133	$1,022	340	$2,611	52	$506	133	$1,284
Reinvestment of distributions	95	724	236	1,812	11	107	24	235
Shares repurchased and cross class conversions	(402)	(3,088)	(1,288)	(9,927)	(77)	(748)	(243)	(2,347)
Net Increase / (Decrease)	(174)	$(1,342)	(712)	$(5,504)	(14)	$(135)	(86)	$(828)
Class I
Shares sold and cross class conversions	4,297	$33,784	6,678	$52,633	178	$1,671	388	$3,630
Reinvestment of distributions	1,082	8,480	2,362	18,637	133	1,247	361	3,384
Shares repurchased and cross class conversions	(5,177)	(40,685)	(11,818)	(92,683)	(1,481)	(13,898)	(4,512)	(42,028)
Net Increase / (Decrease)	202	$1,579	(2,778)	$(21,413)	(1,170)	$(10,980)	(3,763)	$(35,014)
Class R6
Shares sold and cross class conversions	316	$2,493	2,492	$19,754	232	$2,178	469	$4,375
Reinvestment of distributions	396	3,103	731	5,776	49	463	116	1,085
Shares repurchased and cross class conversions	(590)	(4,641)	(1,019)	(8,036)	(449)	(4,206)	(1,089)	(10,150)
Net Increase / (Decrease)	122	$955	2,204	$17,494	(168)	$(1,565)	(504)	$(4,690)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Seix U.S. Government Securities Ultra-Short Bond Fund				SGA International Growth Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)*		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	781	$7,750	1,531	$15,179	559	$3,878	2,586	$17,698
Reinvestment of distributions	46	456	100	994	5	36	169	1,225
Shares repurchased and cross class conversions	(770)	(7,646)	(1,019)	(10,103)	(1,772)	(12,261)	(4,060)	(28,549)
Net Increase / (Decrease)	57	$560	612	$6,070	(1,208)	$(8,347)	(1,305)	$(9,626)
Class C
Shares sold and cross class conversions	—	$—	—	$—	— (1)	$1	11	$80
Reinvestment of distributions	—	—	—	—	—	—	2	16
Shares repurchased and cross class conversions	—	—	—	—	(161)	(1,230)	(170)	(1,262)
Net Increase / (Decrease)	—	$—	—	$—	(161)	$(1,229)	(157)	$(1,166)
Class I
Shares sold and cross class conversions	3,314	$32,905	8,392	$83,184	1,145	$8,467	3,291	$24,410
Reinvestment of distributions	470	4,665	1,033	10,240	6	45	259	1,983
Shares repurchased and cross class conversions	(4,109)	(40,795)	(8,423)	(83,451)	(5,117)	(37,426)	(16,245)	(120,322)
Net Increase / (Decrease)	(325)	$(3,225)	1,002	$9,973	(3,966)	$(28,914)	(12,695)	$(93,929)
Class R6
Shares sold and cross class conversions	3,938	$39,160	9,201	$91,315	219	$1,615	3,850	$30,134
Reinvestment of distributions	271	2,695	495	4,918	1	11	102	788
Shares repurchased and cross class conversions	(3,761)	(37,406)	(5,516)	(54,782)	(799)	(6,056)	(5,485)	(41,568)
Net Increase / (Decrease)	448	$4,449	4,180	$41,451	(579)	$(4,430)	(1,533)	$(10,646)

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	103	$1,023	288	$2,564	44	$2,511	319	$17,897
Reinvestment of distributions	119	1,241	320	3,144	65	3,703	—	—
Shares repurchased and cross class conversions	(704)	(7,078)	(1,638)	(14,814)	(369)	(21,083)	(848)	(47,206)
Net Increase / (Decrease)	(482)	$(4,814)	(1,030)	$(9,106)	(260)	$(14,869)	(529)	$(29,309)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,253	$22,226	2,730	$44,305	261	$15,829	841	$49,944
Reinvestment of distributions	26	478	71	1,243	167	10,386	—	—
Shares repurchased and cross class conversions	(1,652)	(29,093)	(1,193)	(19,722)	(1,032)	(63,812)	(2,431)	(145,640)
Net Increase / (Decrease)	(373)	$(6,389)	1,608	$25,826	(604)	$(37,597)	(1,590)	$(95,696)
Class R6
Shares sold and cross class conversions	109	$1,973	43	$712	17	$1,026	71	$4,160
Reinvestment of distributions	1	16	2	42	5	303	—	—
Shares repurchased and cross class conversions	(159)	(2,859)	(101)	(1,667)	(293)	(17,551)	(214)	(13,041)
Net Increase / (Decrease)	(49)	$(870)	(56)	$(913)	(271)	$(16,222)	(143)	$(8,881)

*	On January 26, 2026, all Class C shares were converted into Class A shares. These transactions are included as Class A subscriptions and Class C redemptions.
(1)	Amount is less than 500 shares (not in thousands).

Note 7. 10% Shareholders
As of June 30, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Mid-Cap Value Equity Fund	23%	2
Ceredex Small-Cap Value Equity Fund	44	3
Newfleet Intermediate Municipal Bond Fund	42	2
Seix Core Bond Fund	62	4
Seix Floating Rate High Income Fund	45	2
Seix High Yield Fund	49	2
Seix Total Return Bond Fund	41	1
Seix U.S. Government Securities Ultra-Short Bond Fund	52	2
SGA International Growth Fund	25	1
Silvant Large-Cap Growth Stock Fund	41	1
Zevenbergen Innovative Growth Stock Fund	31	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2026, the following Funds held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix High Yield Fund	Financials	35%
Silvant Large-Cap Growth Stock Fund	Information Technology	49
Zevenbergen Innovative Growth Stock Fund.	Information Technology	40
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2026:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Seix High Yield Fund	LiveStyle, Inc.	12/01/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	02/10/2016-11/30/2016	310	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds (other than the Seix Floating Rate High Income Fund) (“Seix Floating Rate High Income Fund”) and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default.
The Seix Floating Rate High Income Fund and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The Seix Credit Agreement allows the Seix Floating Rate High Income Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the Seix Credit Agreement will terminate on March 5, 2027.
Under both Credit Agreements interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the six month period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Mid-Cap Value Equity Fund	$1	$6,450	4.70%	1
Zevenbergen Innovative Growth Stock Fund	2	2,300	4.64	6
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$231,965	$43,911	$ (5,853)	$38,058
Ceredex Mid-Cap Value Equity Fund	1,123,657	178,212	(21,083)	157,129
Ceredex Small-Cap Value Equity Fund	81,432	25,296	(2,056)	23,240
Newfleet Intermediate Municipal Bond Fund	169,709	3,036	(769)	2,267
Seix Core Bond Fund	113,260	344	(1,177)	(833)
Seix Floating Rate High Income Fund	1,187,428	18,684	(38,489)	(19,805)
Seix High Yield Fund	407,333	6,634	(7,273)	(639)
Seix Total Return Bond Fund	78,056	266	(1,333)	(1,067)
Seix U.S. Government Securities Ultra-Short Bond Fund	403,583	2,038	(1,038)	1,000

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SGA International Growth Fund	$207,928	$40,350	$(19,690)	$20,660
Silvant Large-Cap Growth Stock Fund	98,019	152,626	(3,274)	149,352
Zevenbergen Innovative Growth Stock Fund	163,707	236,954	(16,571)	220,383
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Ceredex Small-Cap Value Equity Fund	$4,408	$414
Newfleet Intermediate Municipal Bond Fund	3,523	6,420
Seix Core Bond Fund	9,079	4,572
Seix Floating Rate High Income Fund	180,461	718,174
Seix High Yield Fund	50,169	205,821
Seix Total Return Bond Fund	29,987	17,420
Seix U.S. Government Securities Ultra-Short Bond Fund	9,177	5,486
SGA International Growth Fund	—	6,023
Note 13. Reorganization
($ reported in thousands)
On April 16, 2026, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix Tax-Exempt Bond Fund, a series of the Virtus Opportunities Trust, and Virtus Seix High Grade Municipal Bond Fund, a series of the Virtus Asset Trust (“VAT”), (the “Acquired Funds”), and the Virtus Newfleet Intermediate Municipal Bond Fund (formerly, Virtus Seix Investment Grade Tax-Exempt Bond Fund), a series of VAT, (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on June 12, 2026. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Seix Tax-Exempt Bond Fund		Newfleet Intermediate Municipal Bond Fund
Class A	2,016	Class A	1,862	$20,601
Class I	2,504	Class I	2,316	25,586
Seix High Grade Municipal Bond Fund		Newfleet Intermediate Municipal Bond Fund
Class A	319	Class I	318	3,511
Class I	885	Class I	883	9,756
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
	Net Assets	Unrealized Appreciation (Depreciation)
Acquired Funds
Seix Tax-Exempt Bond	$46,187	359
Seix High Grade Municipal Bond Fund	13,267	251
Acquiring Fund
Newfleet Intermediate Municipal Bond Fund	118,686
The net assets of the Acquiring Fund immediately following the acquisition were $178,141.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Assuming the acquisition had been completed on January 1, 2026, the Newfleet Intermediate Municipal Bond Fund’s pro-forma results of operations for the period ended June 30, 2026 would have been as follows:
Net investment income (loss)	$2,729 (a)
Net realized and unrealized gain (loss) on investments	1,130 (b)
Net increase (decrease) in net assets resulting from operations	$3,859
(a) $1,605 as reported in the Statement of Operations, plus $1,124 net investment loss from the Acquired Funds pre-merger.
(b) $803, as reported in the Statement of Operations, plus $327 net realized and unrealized gain (loss) on investments from Acquired Funds pre-merger.
Because the Acquired Funds and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since June 12, 2026.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS ASSET TRUST
OTHER INFORMATION (Unaudited)
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended June 30, 2026, the Funds incurred independent Trustee’s fees totaling $151 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

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THIS PAGE INTENTIONALLY BLANK.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8498 8-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/31/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 08/28/2026

*	Print the name and title of each signing officer under his or her signature.